FIRST FOCUS FUNDS
                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2001


                                 [PHOTO OMITTED]


                                   FIRST FOCUS
                                   -----------
                                      FUNDS
                           VALUE. STABILITY. SERVICE.
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                        TABLE OF CONTENTS

Shareholder Letter .....................................  1
Statements of Net Assets ...............................  3
Statements of Operations ............................... 30
Statements of Changes in Net Assets .................... 32
Financial Highlights ................................... 36
Notes to Financial Statements .......................... 39

                               NOTICE TO INVESTORS

                        Shares of First Focus Funds are:

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                                NOT FDIC INSURED
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                      MAY LOSE VALUE    NO BANK GUARANTEE
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An investment in the U.S. Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The First Focus Funds are distributed by an independent third party, SEI Investments Distribution Co.

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001


DEAR SHAREHOLDER

It will be difficult to forget the third quarter of 2001. The dismal performance of the equity market seems somewhat insignificant compared to the terrorist attack and loss of life on September 11th. However, like all Americans, it is important for investors to return to their normal routines.

As you would expect, the equity markets experienced a broad-based decline during the third quarter of 2001. The S&P 500, an index primarily composed of large capitalization companies, produced a loss of 14.7% for the quarter and a loss of over 20% year-to-date. Small company stocks did even worse during the quarter. The Russell 2000, an index primarily composed of small capitalization companies, generated a third quarter loss of 20.8% and a loss of 15.3% year-to-date.

JULY - SEPTEMBER 2001
-------------------------------------------------------------
        S&P 500                          -14.68%
        International Markets            -13.95
        Growth Stocks                    -19.41
        Emerging Mkt Stocks              -21.60
        Value Stocks                     -10.96
        U.S. Bonds                         4.61
        Technology Stocks                -30.65
        High Yield Bonds                  -4.23
        Small Cap Stocks                 -20.79
        Real Estate Securities            -4.74
-------------------------------------------------------------
SOURCE: GOLDMAN SACHS, CO.


The disparity in performance between large company and small company stocks is illustrative of the "flight to quality" that often occurs during times of crisis. Investors generally reduce their exposure to risk when unexpected events force a reevaluation of the assumptions underlying their analysis of both the overall market and individual companies. This is particularly true when the ultimate implications of the event are difficult to assess. Since large capitalization stocks generally are less risky than small capitalization stocks, the outperformance of the S&P 500 relative to the Russell 2000 fits the risk reduction scenario.

There were few places to hide in the stock market during the last quarter. Companies with limited exposure to the vagaries of the economic cycle generally performed best. However, only two economic sectors of the S&P 500, Communication Services and Healthcare, did not decline. The worse performing sectors of the market were Technology and Capital Goods. This was another example of investors moving into lower risk securities. Investors favored defensive stocks with more predictable earnings and revenue streams over more cyclically oriented ones in response to the increased volatility and uncertainty of the investment environment.

There is no question that the terrorist attack has had a profound impact on the stock market, dramatically affecting the short-term expectations for many companies. However, the equity market and the economy were not performing particularly well in the weeks leading up to September 11th. From June 30th to September 10th 2001, the S&P 500 and the Russell 2000 declined 10.5% and 13.8% respectively. The economy also was less than robust. The manufacturing sector was slowing, inventory liquidation was prevalent, corporate capital expenditures had slowed, companies had announced over 1 million layoffs and consumer confidence had declined to an 8 1/2 year low even before the terrorists struck. The immediate impact of the attack in terms of lower consumer confidence, higher unemployment, business disruption and general uncertainty probably pushed the U.S. into recession. The primary

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

question facing investors now is the length and severity of the current economic downturn.

Some strategists expect the significant injection of liquidity into the financial system, evidenced by the multiple interest rate cuts by the Federal Reserve, to catalyze a market rebound in six to twelve months. This is based on analysis of past periods of monetary stimulation. While this would be a welcome development, we have not seen much evidence to reinforce this thesis at the individual company level. It also is difficult to gauge the potential strength of the economy's rebound off of its eventual bottom. After years of excess, expectations that the economy will immediately return to trend-line or above trend-line growth may be optimistic.

The timing and degree of the market's rebound is another interesting issue. While some market pundits view the large amount of cash on the sidelines as a potential catalyst for a huge rally, there is a chance that many investors, chastened by the markets over the last 18 months, will have a difficult time once again embracing equities. This money may remain on the sidelines, or perhaps find its way into lower risk investments. Investors also may wait until they see improving fundamentals and renewed revenue and earnings growth before aggressively re-entering the equity market. We are not convinced that a substantial, sustained stock market rebound is in the immediate future. We believe that a defensive investment posture is still appropriate at this time.

While the terrorist attacks have deeply affected all U.S. citizens, they probably will not have a long-term impact on the equity market. The events of September 11th were a major psychological blow to Americans, but they neither damaged major infrastructure nor significantly disrupted the economy. Although the market will continue to be buffeted by positive and negative news from both the external and internal war on terrorism, the impact should be short-term; barring a major U.S. defeat on the battlefield or another significant terrorist attack on U.S. soil.

Despite our suddenly less secure world, stock prices will continue to reflect the potential for companies to prosper and for the economy to grow. The ongoing war against terrorism will become one of the many factors that determine the valuation of any single company. If an investor is willing and able to accept the volatility and short-term risk inherent in the current market environment, he or she should be rewarded over time by holding a diversified equity portfolio.

Thank you for your continued confidence in the First Focus Funds. We look forward to servicing your financial needs in 2002.



2
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                                                                     FIRST FOCUS
                                                                     -----------
                                                                         FUNDS

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2001 (Unaudited)

U.S. GOVERNMENT MONEY MARKET FUND

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
U.S. TREASURY OBLIGATION 0.0%
               U.S. Treasury Note
$    100,000   6.500%, 05/31/02                $    102,032
                                               ------------
Total U.S. Treasury Obligation
   (Cost $102,032)                                  102,032
                                               ------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES 17.8%
               FHLB 0.2%
     500,000   3.595%, 12/21/01                     496,017
                                               ------------
               FHLMC 0.3%
   1,000,000   3.598%, 12/31/01                     991,052
                                               ------------
               FNMA 17.3%
  25,000,000   2.001%, 10/02/01                  24,998,611
   3,947,000   3.859%, 02/08/02                   3,893,409
   7,826,000   3.865%, 02/22/02                   7,708,297
  15,000,000   3.866%, 02/25/02                  14,769,700
                                               ------------
                                                 51,370,017
                                               ------------
Total U.S. Government Agency Discount Notes
    (Cost $52,857,086)                           52,857,086
                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 48.4%
               FFCB 11.0%
   1,925,000   6.625%, 02/01/02                   1,943,546
   4,000,000   6.875%, 05/01/02                   4,076,535
     150,000   5.250%, 05/01/02                     151,239
               FFCB (A)
  25,000,000   3.434%, 07/02/02                  25,000,000
               FFCB, MTN
     100,000   6.400%, 01/16/02                     100,678
     120,000   8.800%, 01/31/02                     121,866
     250,000   6.420%, 02/04/02                     252,236
   1,000,000   6.100%, 10/01/02                   1,033,315
                                               ------------
                                                 32,679,415
                                               ------------
               FHLB 15.7%
               FHLB
     200,000   6.750%, 02/01/02                     201,774
               FHLB, Ser 114
  24,390,000   5.125%, 02/26/02                  24,524,251
               FHLB, Ser 121
     810,000   5.250%, 04/25/02                     816,370
               FHLB, Ser 152
     965,000   6.750%, 05/01/02                     983,596
               FHLB, Ser 234 (A)
  10,000,000   2.749%, 03/04/03                   9,997,174

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
               FHLB, Ser 2T02
$    525,000   7.250%, 05/15/02              $      536,786
               FHLB, Ser BP02
   1,000,000   5.000%, 02/04/02                   1,003,079
               FHLB, Ser GL02
   1,000,000   6.540%, 02/05/02                   1,010,160
               FHLB, Ser HX02
   1,000,000   6.750%, 02/15/02                   1,011,162
               FHLB, Ser LU02
   3,000,000   5.660%, 05/21/02                   3,037,743
               FHLB, Ser U202
   1,500,000   4.110%, 05/14/02                   1,501,219
               FHLB, Ser W701
     500,000   6.505%, 11/27/01                     502,180
               FHLB, Ser WF01
     595,000   5.375%, 10/26/01                     594,690
               FHLB, Ser YL01
     900,000   5.700%, 12/14/01                     899,231
                                               ------------
                                                 46,619,415
                                               ------------
               FHLMC 2.5%
     350,000   4.750%, 12/14/01                     349,059
   2,000,000   5.500%, 05/15/02                   2,036,396
   5,000,000   3.830%, 06/26/02                   5,005,665
                                               ------------
                                                  7,391,120
                                               ------------
               FNMA 16.8%
     200,000   6.625%, 01/15/02                     201,643
   1,110,000   6.375%, 01/16/02                   1,118,259
   1,200,000   7.500%, 02/11/02                   1,218,569
     540,000   5.375%, 03/15/02                     545,189
   1,450,000   6.625%, 04/15/02                   1,472,180
               FNMA (A)
  15,000,000   2.709%, 02/21/03                  15,000,000
  25,000,000   3.088%, 02/26/03                  24,988,944
               FNMA, MTN
   5,000,000   6.400%, 12/21/01                   5,025,959
     299,000   6.230%, 07/18/02                     304,589
                                               ------------
                                                 49,875,332
                                               ------------
               SLMA 2.4%
               SLMA, MTN (A)
   3,000,000   2.959%, 02/01/02                   3,000,576
   4,200,000   2.959%, 02/08/02                   4,200,872
                                               ------------
                                                  7,201,448
                                               ------------
Total U.S. Government Agency Obligations
   (Cost $143,766,730)                          143,766,730
                                               ------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2001 (Unaudited)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
REPURCHASE AGREEMENTS 33.8%
               First Union, 3.300%, dated
               09/28/01, matures 10/01/01,
               repurchase price $50,598,911
               (collateralized by various
               Government obligations,
               4.125%-5.250%, 10/15/01-
               08/05/06, total market
 $50,585,000   value: $51,093,404)             $ 50,585,000
               Morgan Stanley Dean Witter,
               3.375%, dated 09/28/01,
               matures 10/01/01, repurchase
               price $49,874,022
               (collateralized by FNMA
               discount note, 0.000%,
               09/20/02, total market
  49,860,000   value: $51,109,305)               49,860,000
                                               ------------
Total Repurchase Agreements
   (Cost $100,445,000)                          100,445,000
                                               ------------
Total Investments (Cost $297,170,848) 100.0%    297,170,848
                                               ------------
Other Assets and Liabilities, Net (0.0%)            (11,351)
                                               ------------


                                                     VALUE
                                                    -------
NET ASSETS:
Paid in Capital of Institutional Class Shares
  (authorized 500,000,000 -- $0.00001 par
  value) based on 297,159,537 outstanding
  shares of beneficial interest                $297,149,325
Paid in Capital of Class A Shares
  (authorized 500,000,000 -- $0.00001 par
  value) based on 1,102 outstanding shares
  of beneficial interest                              1,102
Paid in Capital of Class B Shares
  (authorized 500,000,000 -- $0.00001 par
  value) based on 1,102 outstanding
  shares of beneficial interest                       1,102
Distributions in excess of net investment income         (5)
Accumulated net realized gain on investments          7,973
                                               ------------
TOTAL NET ASSETS 100.0%                        $297,159,497
                                               ============
Net Asset Value, Offering and Redemption
  Price Per Share-- Institutional Class Shares        $1.00
                                               ============
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A Shares                   $1.00
                                               ============
Net Asset Value, Offering and Redemption
  Price Per Share-- Class B Shares                    $1.00
                                               ============

(A) Variable Rate Security -- the rate shown is the rate in effect on September 30, 2001.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series
SLMA -- Student Loan Marketing Association

See notes to financial statements.


4
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                                                                     -----------
                                                                         FUNDS

--------------------------------------------------------------------------------

SHORT/INTERMEDIATE BOND FUND

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
U.S. TREASURY OBLIGATIONS 28.4%
               U.S. TREASURY NOTES 28.4%
$  1,000,000   7.250%, 05/15/04                 $ 1,102,650
   1,750,000   6.625%, 03/31/02                   1,785,683
     150,000   6.500%, 02/28/02                     152,502
   2,000,000   6.500%, 02/15/10                   2,269,360
   1,000,000   6.250%, 02/15/07                   1,105,740
   1,000,000   5.750%, 11/30/02                   1,036,110
   1,500,000   5.625%, 05/15/08                   1,613,835
   2,500,000   5.250%, 08/15/03                   2,610,325
   2,500,000   4.625%, 05/15/06                   2,588,280
                                               ------------
                                                 14,264,485
                                               ------------
Total U.S. Treasury Obligations
   (Cost $13,799,474)                            14,264,485
                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 20.5%
               FHLB 3.6%
     750,000   5.450%, 01/12/09                     770,265
   1,000,000   4.625%, 08/13/04                   1,028,750
                                               ------------
                                                  1,799,015
                                               ------------
               FHLMC 12.4%
     500,000   6.875%, 01/15/05                     547,425
   2,000,000   5.250%, 01/15/06                   2,082,452
   1,000,000   5.125%, 10/15/08                   1,010,600
   1,000,000   5.000%, 05/15/04                   1,038,051
   1,500,000   4.500%, 08/15/04                   1,537,259
                                               ------------
                                                  6,215,787
                                               ------------
               FNMA 4.5%
   1,000,000   7.125%, 03/15/07                   1,129,190
   1,000,000   7.000%, 07/15/05                   1,103,131
                                               ------------
                                                  2,232,321
                                               ------------
Total U.S. Government Agency Obligations
   (Cost $9,933,040)                             10,247,123
                                               ------------
CORPORATE BONDS 47.7%
               ENTERTAINMENT & RECREATION 3.0%
               AOL Time Warner, Inc.
   1,500,000   6.750%, 04/15/11                   1,529,299
                                               ------------

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
               FINANCIAL SERVICES 14.9%
               General Electric Capital Corp.
  $1,000,000   8.850%, 04/01/05                 $ 1,145,000
               General Motors Acceptance Corp.,
               MTN
   1,500,000   6.380%, 01/30/04                   1,554,375
               Merrill Lynch & Co.
     750,000   6.640%, 09/19/02                     776,250
               Morgan Stanley Dean Witter & Co.
   1,000,000   6.100%, 04/15/06                   1,033,800
               PNC Funding Corp.
   1,500,000   7.500%, 11/01/09                   1,629,375
               Salomon Smith Barney Holdings
   1,250,000   6.500%, 02/15/08                   1,310,937
                                               ------------
                                                  7,449,737
                                               ------------
               INDUSTRIAL 4.1%
               Enron Corp.
   2,000,000   6.625%, 11/15/05                   2,075,000
                                               ------------
               INSURANCE 3.8%
               AMBAC Financial Group, Inc.
   1,560,000   9.375%, 08/01/11                   1,925,948
                                               ------------
               PAPER & PAPER
               PRODUCTS 2.1%
               Scott Paper Co.
   1,000,000   10.000%, 03/01/02                  1,026,324
                                               ------------
               PETROLEUM & FUEL
               PRODUCTS 3.1%
               Conoco, Inc.
   1,500,000   5.900%, 04/15/04                   1,546,875
                                               ------------
               PHARMACEUTICALS 8.3%
               American Home Products
     700,000   7.900%, 02/15/05                     772,625
               Amgen, Inc.
   1,500,000   6.500%, 12/01/07                   1,580,625
               Cardinal Health, Inc.
   1,000,000   6.750%, 02/15/11                   1,053,750
               Eli Lilly & Co.
     750,000   8.125%, 12/01/01                     756,562
                                               ------------
                                                  4,163,562
                                               ------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2001 (Unaudited)

SHORT/INTERMEDIATE BOND FUND (CONCLUDED)

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
               RETAIL 1.6%
               Wal-Mart Stores
  $  750,000   6.500%, 06/01/03                 $   785,625
                                                -----------
               TELEPHONES &
               TELECOMMUNICATIONS 3.1%
               WorldCom, Inc.
   1,500,000   7.875%, 05/15/03                   1,573,146
                                                -----------
               UTILITIES & ELECTRICAL
               SERVICES 3.7%
               Calenergy
   1,000,000   7.630%, 10/15/07                   1,067,518
               Northern States Power
     750,000   5.750%, 10/01/03                     780,000
                                                -----------
                                                  1,847,518
                                                -----------
Total Corporate Bonds
   (Cost $23,277,771)                            23,923,034
                                                -----------

  NUMBER OF
   SHARES
-------------
INVESTMENT COMPANY 1.6%
               SEI Daily Income Trust
     807,248   Government Fund                      807,248
                                                -----------
Total Investment Company
   (Cost $807,248)                                  807,248
                                                -----------
Total Investments (Cost $47,817,533) 98.2%       49,241,890
                                                -----------
Other Assets and Liabilities, Net 1.8%              908,814
                                                -----------

                                                   VALUE
                                                ----------
NET ASSETS:
Paid in Capital of Institutional Class Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 4,896,986 outstanding
  shares of beneficial interest                 $48,671,696
Undistributed net investment income                   6,122
Accumulated net realized gain on investments         48,529
Net unrealized appreciation on investments        1,424,357
                                                -----------
TOTAL NET ASSETS 100.0%                         $50,150,704
                                                ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares      $10.24
                                                ===========

FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note

See notes to financial statements.

6
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BOND FUND

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
U.S. TREASURY OBLIGATIONS 27.4%
               U.S. TREASURY BONDS 12.6%
$  2,000,000   7.250%, 05/15/16                 $ 2,404,360
   2,500,000   7.125%, 02/15/23                   3,018,350
                                               ------------
                                                  5,422,710
                                               ------------
               U.S. TREASURY NOTES 14.8%
   2,000,000   6.250%, 07/31/02                   2,061,740
   2,000,000   6.000%, 08/15/09                   2,199,440
   2,000,000   5.750%, 11/15/05                   2,152,500
                                               ------------
                                                  6,413,680
                                               ------------
Total U.S. Treasury Obligations
   (Cost $11,418,832)                            11,836,390
                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 12.5%
               FHLMC 4.1%
   1,750,000   5.125%, 10/15/08                   1,768,550
                                               ------------
               FNMA 8.4%
   1,600,000   7.125%, 01/15/30                   1,810,208
   1,750,000   5.125%, 02/13/04                   1,818,058
                                               ------------
                                                  3,628,266
                                               ------------
Total U.S. Government Agency Obligations
   (Cost $5,153,341)                              5,396,816
                                               ------------
CORPORATE BONDS 60.9%
               BANKS 7.0%
               Bank One Corp.
     750,000   8.000%, 04/29/27                     809,062
               Citigroup, Inc.
   1,250,000   7.250%, 10/01/10                   1,360,562
               South Trust Bank NA
     850,000   6.125%, 01/09/28                     864,776
                                               ------------
                                                  3,034,400
                                               ------------
               BROADCASTING, NEWSPAPERS
               & ADVERTISING 1.7%
               Time Warner, Inc.
     750,000   7.250%, 10/15/17                     739,739
                                               ------------
               CHEMICALS 4.8%
               Air Products and Chemicals, Inc.
   2,000,000   6.250%, 06/15/03                   2,067,500
                                               ------------

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
               COMPUTERS, PRODUCTS &
               SERVICES 2.0%
               Dell Computer Corp.
$    850,000   6.550%, 04/15/08                $    860,625
                                               ------------
               FINANCIAL SERVICES 8.2%
               General Electric Capital Corp.
   2,000,000   5.500%, 11/01/01                   2,002,500
               Goldman Sachs Group, Inc.
     750,000   6.650%, 05/15/09                     770,625
               Morgan Stanley Dean Witter & Co.
     750,000   5.625%, 01/20/04                     775,312
                                               ------------
                                                  3,548,437
                                               ------------
               GAS/NATURAL GAS 3.0%
               Consolidated Natural Gas Co.
   1,250,000   5.750%, 08/01/03                   1,288,474
                                               ------------
               INDUSTRIAL 2.0%
               Enron Corp.
     900,000   7.375%, 05/15/19                     879,750
                                               ------------
               PETROLEUM & FUEL
               PRODUCTS 9.7%
               Amoco Canada Co. Ltd.
   2,000,000   6.750%, 02/15/05                   2,140,000
               Conoco, Inc.
   2,000,000   5.900%, 04/15/04                   2,062,500
                                               ------------
                                                  4,202,500
                                               ------------
               PHARMACEUTICALS 12.8%
               Abbott Laboratories
   1,000,000   5.600%, 10/01/03                   1,040,000
               American Home Products
   1,250,000   7.900%, 02/15/05                   1,379,688
               Bristol-Myers Squibb
   1,000,000   5.750%, 10/01/11                   1,017,610
               Eli Lilly & Co.
   1,000,000   7.125%, 06/01/25                   1,048,750
   1,000,000   6.250%, 03/15/03                   1,037,500
                                               ------------
                                                  5,523,548
                                               ------------
               RETAIL 2.3%
               Target Corp.
   1,000,000   7.000%, 07/15/31                   1,003,824
                                               ------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2001 (Unaudited)


BOND FUND (CONCLUDED)

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
               UTILITIES & ELECTRICAL
               SERVICES 7.4%
               Allete
$  1,000,000   7.800%, 02/15/08                 $ 1,066,370
               Laclede Gas Co.
   1,000,000   6.500%, 11/15/10                   1,025,000
               Union Electric Co.
   1,000,000   6.750%, 05/01/08                   1,050,000
                                                -----------
                                                  3,141,370
                                                -----------
Total Corporate Bonds
   (Cost $25,427,950)                            26,290,167
                                                -----------
REPURCHASE AGREEMENT 4.6%
               Morgan Stanley Dean Witter,
               3.330%, dated 09/28/01, matures
               10/01/01, repurchase price
               $1,983,818 (collateralized by
               FNMA obligation, 6.000%,
               12/01/14, total market
   1,983,268   value: $2,038,109)                 1,983,268
                                                -----------
Total Repurchase Agreement
   (Cost $1,983,268)                              1,983,268
                                                -----------
Total Investments (Cost $43,983,391) 105.4%      45,506,641
                                                -----------
Other Assets and Liabilities, Net (5.4)%         (2,313,627)
                                                -----------
NET ASSETS:
Paid-in-Capital of Institutional Class Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 4,237,927 outstanding
  shares of beneficial interest                 $43,448,281
Distributions in excess of net
  investment income                                 (43,186)
Accumulated net realized loss on investments     (1,735,331)
Net unrealized appreciation on investments        1,523,250
                                                -----------
TOTAL NET ASSETS 100.0%                         $43,193,014
                                                ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares      $10.19
                                                ===========


FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association

See notes to financial statements.

                                                                     FIRST FOCUS
                                                                     -----------
                                                                         FUNDS

--------------------------------------------------------------------------------

INCOME FUND

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
U.S. TREASURY OBLIGATIONS 22.5%
               U.S. TREASURY BONDS 15.4%
  $4,000,000   13.750%, 08/15/04               $  5,132,188
   3,000,000    8.125%, 08/15/21                  3,975,690
   1,500,000    7.250%, 05/15/16                  1,803,270
                                               ------------
                                                 10,911,148
                                               ------------
               U.S. TREASURY NOTES 7.1%
   2,500,000   7.250%, 05/15/04                   2,756,625
   2,000,000   6.500%, 02/15/10                   2,269,360
                                               ------------
                                                  5,025,985
                                               ------------
Total U.S. Treasury Obligations
   (Cost $15,721,029)                            15,937,133
                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 7.1%
               FHLB, Ser 4G05
   2,000,000   7.125%, 02/15/05                   2,207,100
               FNMA
   1,000,000   7.250%, 01/15/10                   1,145,230
   1,500,000   7.125%, 01/15/30                   1,697,070
                                               ------------
Total U.S. Government Agency Obligations
   (Cost $4,889,792)                              5,049,400
                                               ------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS 32.1%
               FHLMC
   6,602,828   6.500%, 02/01/31                   6,734,676
               FNMA
   5,330,956   6.500%, 12/01/14                   5,516,020
               GNMA
   5,078,152   7.500%, 08/15/30                   5,298,465
   4,989,612   7.000%, 12/15/27                   5,178,518
                                               ------------
Total U.S. Government Mortgage-Backed
   Obligations
   (Cost $22,180,039)                            22,727,679
                                               ------------
COLLATERALIZED MORTGAGE OBLIGATION 4.4%
               FNMA
   3,000,000   6.500%, 05/25/24                   3,102,700
                                               ------------
Total Collateralized Mortgage Obligation
  (Cost $3,040,976)                               3,102,700
                                               ------------

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
CORPORATE BONDS 27.1%
               COMPUTERS & SERVICES 2.9%
               Dell Computer Corp.
$  2,000,000   6.550%, 04/15/08                $  2,025,000
                                               ------------
               FINANCIAL SERVICES 8.7%
               Block Financial Corp.
   2,000,000   8.500%, 04/15/07                   2,254,236
               General Electric Capital Corp.
   1,000,000   8.750%, 05/21/07                   1,177,920
               PNC Funding Corp.
   2,500,000   7.500%, 11/01/09                   2,715,625
                                               ------------
                                                  6,147,781
                                               ------------
               INSURANCE 3.5%
               AMBAC Financial Group, Inc.
   2,000,000   9.375%, 08/01/11                   2,469,164
                                               ------------
               MANUFACTURING 2.9%
               Whirlpool Corp.
   2,000,000   9.000%, 03/01/03                   2,095,790
                                               ------------
               MISCELLANEOUS BUSINESS
               SERVICES 3.1%
               Allegiance Corp.
   2,000,000   7.300%, 10/15/06                   2,167,076
                                               ------------
               PHARMACEUTICALS 1.6%
               American Home Products
   1,000,000   7.900%, 02/15/05                   1,103,750
                                               ------------
               TELEPHONES &
               TELECOMMUNICATIONS 2.9%
               United Telephone of Ohio, Ser EE
   2,000,000   6.500%, 06/01/05                   2,078,720
                                               ------------
               UTILITIES & ELECTRICAL
               SERVICES 1.5%
               Calenergy
   1,000,000   7.630%, 10/15/07                   1,067,518
                                               ------------
Total Corporate Bonds
  (Cost $18,565,965)                             19,154,799
                                               ------------
MUNICIPAL BONDS 5.4%
               Omaha, Nebraska
               Parking Facilities, RB
   3,745,000   6.700%, 06/01/18                   3,791,812
                                               ------------
Total Municipal Bonds
  (Cost $3,745,000)                               3,791,812
                                               ------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2001 (Unaudited)


INCOME FUND (CONCLUDED)

  NUMBER OF
   SHARES                                            VALUE
-------------                                     -----------
INVESTMENT COMPANY 0.6%
               SEI Daily Income Trust
     423,871   Government Fund                  $   423,871
                                                -----------
Total Investment Company
  (Cost $423,871)                                   423,871
                                                -----------
Total Investments (Cost $68,566,672) 99.2%       70,187,394
                                                -----------
Other Assets and Liabilities, Net 0.8%              582,171
                                                -----------
NET ASSETS:
Paid-in-Capital of Institutional Class Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 6,950,923 outstanding
  shares of beneficial interest                  69,246,459
Paid-in-Capital of Class A Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 109 outstanding
  shares of beneficial interest                       1,105
Paid-in-Capital of Class B Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 109 outstanding
  shares of beneficial interest                       1,104
Distributions in excess of net investment
  income                                           (222,883)
Accumulated net realized gain on investments        123,058
Net unrealized appreciation on investments        1,620,722
                                                -----------
TOTAL NET ASSETS 100.0%                         $70,769,565
                                                ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares      $10.18
                                                ===========
Net Asset Value and Redemption
  Price Per Share -- Class A Shares                  $10.19
                                                ===========
Maximum Offering Price Per Share --
  Class A Shares ($10.19 / 95.50%)*                  $10.67
                                                ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class B Shares                  $10.19
                                                ===========


--------------------------------------------------------------------------------
* 4.50% represents the maximum sales charge imposed on purchases.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
RB -- Revenue Bond
Ser -- Series

See notes to financial statements.

                                                                     FIRST FOCUS
                                                                     -----------
                                                                         FUNDS

--------------------------------------------------------------------------------


NEBRASKA TAX-FREE FUND

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
MUNICIPAL BONDS 99.9%
               COLORADO 1.0%
               University of Colorado, Enterprise
               System, Refunding & Improvement,
               RB, AMBAC (D)
  $1,000,000   5.000%, 06/01/21                $    995,000
                                               ------------
               ILLINOIS 1.7%
               Cook County, High School
               District No. 230, GO, AMBAC
   1,530,000   5.500%, 12/01/09                   1,684,912
                                               ------------
               KANSAS 1.1%
               Douglas County, Sales Tax,
               Ser A, GO
   1,000,000   5.500%, 02/01/12                   1,078,750
                                               ------------
               MISSOURI 3.9%
               Clay County, Reorganized
               School District, Direct
               Deposit Program, GO
   1,915,000   5.250%, 03/01/18                   1,993,994
               Missouri State, Health &
               Educational Facilities,
               Washington University, Ser A, RB
   2,000,000   5.000%, 06/15/21                   1,992,500
                                               ------------
                                                  3,986,494
                                               ------------
               NEBRASKA 85.9%
               Dakota County, Nebraska School
               District No. 011, GO, FSA
   1,400,000   5.250%, 12/15/22                   1,407,000
               Dawson County, Nebraska School
               District No. 020, GO, MBIA
   2,000,000   5.350%, 12/15/26                   2,012,500
     400,000   4.850%, 12/15/13                     407,000
               Dodge County, Nebraska School
               District No. 001, GO, FSA
     880,000   5.600%, 12/15/17                     935,000
   1,715,000   5.450%, 12/15/15                   1,830,762
               Douglas County, Nebraska School
               District No. 001, GO
   1,500,000   5.000%, 06/15/09                   1,606,875
   1,960,000   5.000%, 06/15/10                   2,097,200
   1,000,000   5.000%, 06/15/11                   1,068,750
               Douglas County, Nebraska School
               District No. 001, Ser B, GO
     440,000   4.900%, 12/15/17                     441,650

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
               Douglas County, Zoo Facility,
               Henry Doorly Zoo, RB
  $1,000,000   5.875%, 09/01/14                 $ 1,075,000
               Hastings, Electric Systems, RB
     875,000   5.000%, 01/01/07                     915,469
               Hastings, Electric Systems,
               RB, FSA
     500,000   5.000%, 01/01/16                     509,375
   4,000,000   5.000%, 01/01/19                   4,015,000
     155,000   3.750%, 01/01/05                     158,100
               Lancaster County, Hospital
               Authority, Bryanlgh Medical
               Center Project, Ser A, RB, AMBAC
   1,000,000   5.250%, 06/01/31                     997,500
   1,500,000   5.125%, 06/01/26                   1,477,500
     855,000   5.000%, 06/01/19                     850,725
               Lancaster County, School
               District No. 001, Lincoln Public
               Schools, GO
   2,480,000   5.250%, 07/15/17                   2,569,900
   2,000,000   5.250%, 07/15/18                   2,060,000
               Lincoln County, Nebraska School
               District No. 001, GO, FSA
     250,000   4.850%, 12/15/12                     254,062
               Lincoln, Electric System,
               Power Supply Facility, RB
   3,000,000   5.000%, 09/01/18                   3,018,750
   1,580,000   4.000%, 09/02/10                   1,576,050
               Lincoln, Electric System,
               Power Supply Facility, Ser A, RB
   1,040,000   5.300%, 09/01/09                   1,086,800
   2,000,000   4.600%, 09/01/11                   2,062,500
               Lincoln, North Haymarket
               Redevelopment Project, TA
     160,000   3.750%, 11/15/04                     162,200
     115,000   3.650%, 11/15/03                     117,156
     330,000   3.550%, 11/15/02                     334,125
               Lincoln, Parking Facility, Ser A, RB
   4,040,000   5.375%, 08/15/14                   4,252,100
               Nebraska State, Educational
               Finance Authority, Creighton
               University Project, Ser A, RB,
               AMBAC
     920,000   5.950%, 01/01/11                     998,200
   2,660,000   5.000%, 09/01/09                   2,846,200

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2001 (Unaudited)


NEBRASKA TAX-FREE FUND (CONCLUDED)

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
               Nebraska State, Educational
               Finance Authority, Creighton
               University Project, Ser A, RB (A)
  $1,000,000   2.750%, 08/01/31                  $1,000,000
               Nebraska State, Public Power
               District, Electric System,
               Ser A, RB, MBIA,
               Pre-Refunded @ 101 (B)
   1,000,000   5.250%, 01/01/05                   1,078,700
               Nebraska State, Public Power
               District, Power Supply System,
               RB, MBIA, Pre-Refunded @ 102 (B)
   2,200,000   6.125%, 01/01/03                   2,345,750
               Nebraska State, Public Power
               District, Power Supply
               System, Ser A, RB, MBIA
   1,900,000   5.250%, 01/01/07                   2,037,750
               Nebraska State, Public Power
               District, Power Supply
               System, Ser A, RB, MBIA,
               Pre-Refunded @ 101 (B)
   2,000,000   5.250%, 01/01/05                   2,160,000
               Nebraska State, Public Power
               District, Power Supply
               System, Ser B, RB, MBIA
   3,000,000   5.250%, 01/01/10                   3,202,500
               O'Neill, Hospital Authority,
               St. Anthony's Hospital
               Project, RB
   2,915,000   6.250%, 09/01/12                   3,006,094
               Omaha, Douglas Nebraska
               Public Building, GO
   1,500,000   5.100%, 05/01/20                   1,501,875
               Omaha, Downtown Northeast
               Redevelopment Project,
               Special Tax
   2,000,000   6.250%, 11/01/19                   2,107,500
               Omaha, GO
   2,285,000   5.000%, 12/01/10                   2,462,087
   1,440,000   5.000%, 12/01/11                   1,542,600
     705,000   5.000%, 12/01/12                     747,300
   1,300,000   4.850%, 12/01/14                   1,342,250

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
               Omaha, Public Power District,
               Electric System, Ser B, RB, ETM
  $2,000,000   5.900%, 02/01/06               $   2,217,500
   2,000,000   5.700%, 02/01/04                   2,135,000
               Omaha, Public Power District,
               Electric System, Ser D, RB
   1,540,000   5.250%, 02/01/13                   1,580,425
   2,210,000   4.800%, 02/01/05                   2,339,838
               Omaha, School District, GO
   2,000,000   4.550%, 12/15/12                   2,037,500
               Sidney, Combined Utility, RB,
               AMBAC, Pre-Refunded @ 100 (B)
     355,000   6.100%, 11/01/02                     370,127
     660,000   6.000%, 11/01/02                     687,423
               University of Nebraska,
               Deferred Maintenance
               Project, RB
   2,000,000   5.250%, 07/15/07                   2,180,000
   1,940,000   5.250%, 07/15/09                   2,095,200
   1,000,000   5.250%, 07/15/10                   1,071,250
               University of Nebraska,
               Medical Center Project, RB,
               Pre-Refunded @ 101 (B)
   3,000,000   5.250%, 07/01/05                   3,243,750
                                               ------------
                                                 87,635,868
                                               ------------
               TEXAS 2.0%
               Austin, Independent
               School District, GO
   2,000,000   5.000%, 08/01/16                   2,055,000
                                               ------------
               WISCONSIN 4.3%
               Milwaukee, Metropolitan
               Sewer District,
               Ser A, GO, ETM
   1,000,000   6.700%, 10/01/02                   1,044,530
               Wisconsin State, GO
   1,100,000   6.250%, 05/01/09                   1,260,875
   1,000,000   6.100%, 05/01/04                   1,080,710
               Wisconsin State, Ser A, GO
   1,000,000   5.750%, 05/01/03                   1,050,000
                                               ------------
                                                  4,436,115
                                               ------------
Total Municipal Bonds
   (Cost $98,899,651)                           101,872,139
                                               ------------

                                                                     FIRST FOCUS
                                                                     -----------
                                                                         FUNDS

--------------------------------------------------------------------------------

  NUMBER OF
   SHARES                                            VALUE
------------                                       ---------
INVESTMENT COMPANY 0.2%
               SEI Institutional Tax-Free
226,212        Portfolio                       $    226,212
                                               ------------
Total Investment Company
  (Cost $226,212)                                   226,212
                                               ------------
Total Investments (Cost $99,125,863) 100.1%     102,098,351
                                               ------------
Other Assets and Liabilities, Net (0.1)%           (149,464)
                                               ------------
NET ASSETS:
Paid-in-Capital of Institutional Class Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 10,077,408 outstanding
  shares of beneficial interest                  98,120,448
Paid-in-Capital of Class A Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 3,278 outstanding
  shares of beneficial interest                      33,182
Distributions in excess of net investment
  income                                               (304)
Accumulated net realized gain on investments        823,073
Net unrealized appreciation on investments       22,972,488
                                               ------------
TOTAL NET ASSETS 100.0%                        $101,948,887
                                               ============
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares      $10.11
                                               ============
Net Asset Value and Redemption
  Price Per Share -- Class A Shares                  $10.11
                                               ============
Maximum Offering Price Per Share --
  Class A Shares ($10.11 / 95.50%)*                  $10.59
                                               ============



--------------------------------------------------------------------------------
* 4.50% represents the maximum sales charge imposed on purchases.
(A) Variable Rate Security -- the rate shown is the rate in effect on September 30, 2001.
(B) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(C) Security is backed by a letter of credit backed by a major financial institution.
(D) The cost of the security purchased on a when issued basis is $990,080.
AMBAC -- American Municipal Bond Assurance Corporation
ETM -- Escrowed to Maturity
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation

See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2001 (Unaudited)


COLORADO TAX-FREE FUND

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
MUNICIPAL BONDS 95.0%
               COLORADO 93.3%
               Adams County, School District, GO
    $ 50,000   4.850%, 12/01/05                   $  51,875
     100,000   4.850%, 12/01/06                     107,000
               Arrowhead Metropolitan District,
               GO, MBIA
     250,000   4.650%, 12/01/14                     253,125
               Aspen, Ser A, GO
      50,000   5.500%, 12/01/08                      53,125
               Aurora, GO
      75,000   4.650%, 12/01/11                      77,625
               Berthoud, Fire Protection District,
               GO, AMBAC
     120,000   4.600%, 12/01/13                     121,350
               Berthoud, Water Authority, RB, FSA
     110,000   4.850%, 10/15/07                     117,700
               Boulder (Larimer & Weld Counties),
               St. Vrain Valley School District,
               GO, FGIC
     300,000   4.875%, 12/15/11                     313,125
               Boulder (Larimer & Weld Counties),
               St. Vrain Valley School District RE 1J,
               Ser A, GO, MBIA
     100,000   5.800%, 12/15/07                     104,625
      50,000   5.700%, 12/15/06                      52,250
               Boulder County, Open Space
               Capital Improvement, RB
     155,000   4.250%, 07/15/10                     157,325
               Boulder Valley, School District RE2,
               GO, FGIC
     250,000   4.750%, 12/01/09                     262,500
               Boulder, Open Space
               Acquisition Authority, GO
     300,000   4.350%, 08/15/08                     309,750
               Boulder, Storm Water & Flood,
               Refunding & Improvement
               Authority, RB
     100,000   4.750%, 12/01/06                     107,000
               Brighton, Refunding Sales Tax,
               Ser A, RB, FGIC
     100,000   5.100%, 12/01/06                     108,500
               Broomfield, Sewer Authority,
               RB, FSA
     175,000   4.200%, 12/01/07                     181,125

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
               Burlington, School District RE 6J,
               GO, FSA
    $285,000   4.150%, 12/01/08                  $  292,481
               Centennial, Water & Sanitation
               District, RB, FSA
     100,000   5.500%, 12/01/05                     109,375
               Clear Creek, School District RE 1,
               GO, FSA
     200,000   5.500%, 12/01/09                     221,750
               Colorado Springs, Hospital
               Authority, RB, MBIA
      50,000   5.400%, 12/15/05                      54,250
               Colorado Springs, Ser A, GO
      50,000   4.900%, 09/01/05                      51,750
               Colorado Springs, Utility System,
               Sub-Lien, Improvement Facilities,
               Ser A, RB
     190,000   4.625%, 11/15/13                     192,375
               Colorado State, Department of
               Transportation, Ser A, RAN, MBIA
     250,000   4.500%, 06/15/13                     251,562
     300,000   4.300%, 06/15/11                     303,375
               Colorado State, Educational &
               Cultural Facilities, University of
               Northern Colorado Student Housing,
               Ser A, RB, MBIA
     250,000   4.350%, 07/01/12                     250,937
               Colorado State, Health Facilities
               Authority, Rose Medical Center
               Project, RB, MBIA, Pre-Refunded
               @ 101.5 (A)
      25,000   4.600%, 08/15/03                      26,375
               Colorado State, Regional
               Transportation District, Sales Tax,
               Ser A, RB, FGIC
     145,000   4.500%, 11/01/10                     149,712
               Colorado State, School of Mines
               Auxiliary Facilities, Refunding &
               Improvement Authority, RB, MBIA
      50,000   4.875%, 12/01/07                      51,312
               Colorado State, School of Mines
               Auxiliary Facilities, Refunding &
               Improvement Authority,
               Ser A, RB, MBIA
     150,000   5.000%, 12/01/10                     157,500

                                                                     FIRST FOCUS
                                                                     -----------
                                                                         FUNDS

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
               Colorado State, Water Resources
               & Power Development Authority,
               Ser A, RB
    $250,000   5.000%, 09/01/10                  $  268,125
     250,000   5.000%, 09/01/12                     263,750
     100,000   4.625%, 09/01/07                     105,625
               Colorado State, Water Resources
               & Power Development Authority,
               Ser A, RB, FGIC
     150,000   5.450%, 11/01/12                     160,500
      50,000   4.650%, 11/01/04                      50,070
     300,000   4.300%, 11/01/12                     300,000
               Colorado State, Water Resources
               & Power Development Authority,
               Ser B, RB, FGIC
     300,000   4.550%, 11/01/12                     306,000
               Colorado State, Wray Community
               Hospital, GO, AMBAC
     250,000   4.950%, 10/15/10                     256,562
      50,000   4.650%, 10/15/07                      51,625
               Denver (City and County),
               COP, AMBAC
     150,000   5.000%, 12/01/11                     160,500
               Denver (City and County),
               Excise Tax, RB, Ser A, FSA
     150,000   5.000%, 09/01/07                     160,875
               Denver (City and County),
               Water Authority, GO
     150,000   4.900%, 10/01/09                     158,062
               Douglas County, RB, MBIA
     100,000   5.250%, 10/15/07                     107,375
               Douglas & Elbert County,
               School District, RE 1, GO
     300,000   4.500%, 12/15/09                     312,000
               Douglas & Elbert County,
               School District, RE 1, GO, FGIC
      15,000   4.600%, 12/15/04                      15,769
               El Paso County, School District
               No. 2, GO, MBIA
     200,000   4.500%, 12/01/09                     207,750
               El Paso County, School District
               No. 38, GO, AMBAC
     200,000   4.150%, 12/01/08                     205,000
               El Paso County, School District
               No. 49, Ser A, GO, FSA
      45,000   3.850%, 12/01/06                      46,181

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
               Evergreen, Park & Recreation
               District, GO, AMBAC
    $130,000   5.000%, 12/01/11                  $  138,287
               Fort Collins, Stormwater & Drain
               Utility, Refunding & Improvement
               Authority, RB, FSA
      20,000   4.750%, 12/01/10                      20,950
               Fort Collins, Stormwater & Drain
               Utility, Refunding & Improvement
               Authority, RB, AMBAC
     150,000   5.000%, 12/01/10                     157,500
               Glenwood Springs, Sales & Use
               Tax, Refunding & Improvement
               Authority, RB, MBIA
     100,000   4.150%, 10/01/09                     101,500
               Golden, Sales & Use Tax,
               Improvement Authority,
               Ser B, RB, AMBAC
     300,000   5.375%, 12/01/15                     319,125
               Golden, Sales & Use Tax,
               Improvement Authority,
               Ser C, RB, AMBAC
     100,000   4.800%, 12/01/12                     104,000
               Grand Lake, Fire Protection
               District, Ser 2001, GO, AMBAC
     100,000   4.450%, 12/01/11                     102,250
               Jefferson County, Open Space
               Sales Tax, RB, AMBAC
     500,000   5.000%, 11/01/15                     516,250
               Jefferson County, School District
               No. R-001, GO, MBIA
     200,000   5.500%, 12/15/06                     221,000
               Jefferson County, School District
               No. R-1, GO, AMBAC,
               Pre-Refunded @ 101 (A)
     100,000   5.900%, 12/15/02                     105,375
               Jefferson County, School District
               No. R-1, Ser A, GO
      35,000   4.500%, 12/15/03                      36,487
               La Plata County, School District
               No. 9-R, GO, MBIA
     100,000   5.150%, 11/01/09                     105,500
               Lafayette, Sales & Use Tax,
               RB, AMBAC
      50,000   4.650%, 11/15/04                      51,812

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2001 (Unaudited)


COLORADO TAX-FREE FUND

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
               Lakewood, Sales & Use Tax, RB
    $250,000   4.650%, 12/01/11                  $  257,500
               Larimer County, Courthouse
               & Jail Facilities, COP, FSA
     250,000   4.650%, 12/15/08                     264,062
               Larimer County, Sales & Use Tax,
               RB, AMBAC
     135,000   5.000%, 12/15/06                     145,969
               Larimer County, School District
               No. R-1, GO
     300,000   5.250%, 12/15/12                     318,000
               Larimer County, School District
               No. R-1, GO, FGIC
     500,000   4.600%, 12/15/10                     520,000
               Logan County, Health Care
               Facility, Western Health
               Network, RB, MBIA
     100,000   5.750%, 01/01/08                     105,125
               Longmont, Sales & Use Tax,
               RB, AMBAC
     250,000   4.300%, 11/15/11                     252,812
               Mesa County, School District
               No. 051, GO, MBIA
     150,000   5.100%, 12/01/08                     160,875
               Morgan County, District
               No. R-3, GO, AMBAC
      25,000   3.900%, 12/01/06                      25,719
               Parker, Water & Sanitation
               District, RB, FGIC
     115,000   4.500%, 10/01/08                     120,463
               Platte River, Power Authority,
               Ser DD, RB, MBIA
     155,000   5.000%, 06/01/08                     166,238
               Poudre Valley, Hospital District, RB,
               AMBAC, Pre-Refunded @ 101 (A)
      50,000   4.750%, 12/01/03                      52,938
               Pueblo County, District
               No. 070, GO, AMBAC
     250,000   4.650%, 12/01/07                     264,688
               Pueblo County, School District
               No. 070, GO, MBIA
      25,000   5.200%, 12/01/10                      26,063
               Pueblo, Waterworks Authority,
               RB, FSA
     300,000   5.250%, 11/01/09                     327,750

  PRINCIPAL
   AMOUNT                                            VALUE
-------------                                       -------
               San Miguel & Montrose Counties,
               GO, MBIA
    $100,000   4.450%, 12/01/05                  $  105,250
               Summitt County, School District
               No. RE1-R, GO, FSA
     300,000   4.500%, 12/01/09                     311,625
               Thornton, Development
               Authority, TA, MBIA
     150,000   5.000%, 12/01/05                     161,063
               Thornton, GO, FGIC
      50,000   5.750%, 12/01/04                      52,313
               Thornton, Open Space & Parks,
               Sales & Use Tax, RB, FSA
     300,000   5.000%, 09/01/14                     312,000
               University of Colorado,
               Enterprise System,
               Refunding & Improvement,
               RB, AMBAC
     100,000   3.750%, 06/01/07                     101,007
               University of Colorado,
               RB, MBIA, ETM
      10,000   7.100%, 06/01/02                      10,326
               University of Northern Colorado,
               RB, MBIA
     150,000   5.375%, 06/01/10                     164,625
      50,000   5.300%, 06/01/04                      53,063
               Ute, Water Conservancy District,
               RB, MBIA
     200,000   5.375%, 06/15/07                     218,500
               Widefield, Water & Sanitation
               District, RB, MBIA
     150,000   5.550%, 12/01/10                     164,250
                                               ------------
                                                 14,268,783
                                               ------------
               GUAM 1.7%
               Guam Government, Limited
               Obligation Highway Authority,
               Ser A, RB, FSA
     250,000   4.250%, 05/01/10                     257,188
                                               ------------
Total Municipal Bonds
  (Cost $13,930,205)                             14,525,971
                                               ------------

                                                                     FIRST FOCUS
                                                                     -----------
                                                                         FUNDS

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                          VALUE
------------                                       ----------
INVESTMENT COMPANIES 3.9%
     135,926   Federated Tax-Exempt
               Money Market Fund                $   135,926
     462,137   SEI Institutional
               Tax-Free Portfolio                   462,137
                                                -----------
Total Investment Companies
  (Cost $598,063)                                   598,063
                                                -----------
Total Investments (Cost $14,528,268) 98.9%       15,124,034
                                                -----------
Other Assets and Liabilities, Net 1.1%              173,935
                                                -----------
NET ASSETS:
Paid-in-Capital of Institutional Class Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 1,501,757 outstanding
  shares of beneficial interest                  14,702,322
Paid-in-Capital of Class A Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 108 outstanding
  shares of beneficial interest                       1,102
Distributions in excess of net investment income     (1,221)
Net unrealized appreciation on investments          595,766
                                                -----------
TOTAL NET ASSETS 100.0%                         $15,297,969
                                                ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares      $10.19
                                                ===========
Net Asset Value and Redemption
  Price Per Share -- Class A Shares                  $10.19
                                                ===========
Maximum Offering Price Per Share --
  Class A Shares ($10.19 / 95.50%)*                  $10.67
                                                ===========


--------------------------------------------------------------------------------

* 4.50% represents the maximum sales charge imposed on purchases.
(A) Pre-Refunded Security -- the maturity date shown is the pre-refunded date. AMBAC -- American Municipal Bond Assurance Corporation
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation

See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2001 (Unaudited)


BALANCED FUND

   NUMBER
  OF SHARES                                          VALUE
------------                                       ----------
COMMON STOCKS 59.3%
               BANKS 1.8%
         925   Bank of America Corp.            $    54,020
         800   National City Corp.                   23,960
       3,400   Synovus Financial Corp.               93,840
                                                -----------
                                                    171,820
                                                -----------
               BROADCASTING, NEWSPAPERS
               & ADVERTISING 1.2%
         725   Gannett Co., Inc.                     43,580
       3,300   Univision
               Communications, Inc.*                 75,735
                                                -----------
                                                    119,315
                                                -----------
               COMMERCIAL SERVICES 1.2%
       4,000   Convergys Corp.*                     111,000
                                                -----------
               COMPUTERS, PRODUCTS
               & SERVICES 5.9%
       1,800   Adobe Systems, Inc.                   43,164
       7,000   Amazon.Com, Inc.*                     41,790
       2,700   Cerner Corp.*                        133,650
       7,000   DoubleClick, Inc.*                    39,900
      12,000   i2 Technologies, Inc.*                41,280
         315   International Business
               Machines Corp.                        29,074
       5,000   Jack Henry & Associates              113,450
       3,500   Symantec Corp.*                      121,345
                                                -----------
                                                    563,653
                                                -----------
               DATA PROCESSING 0.9%
       1,510   First Data Corp.                      87,973
                                                -----------
               DIVERSIFIED
               MANUFACTURING 2.6%
       5,000   Canadian Pacific Ltd.                160,450
       2,200   Teleflex, Inc.                        82,258
                                                -----------
                                                    242,708
                                                -----------
               ELECTRICAL EQUIPMENT 0.5%
       1,525   Parker Hannifin Corp.                 52,307
                                                -----------
               ENTERTAINMENT &
               RECREATION 1.0%
       4,500   Bally Total Fitness Holding*          91,395
                                                -----------

   NUMBER
  OF SHARES                                          VALUE
------------                                       ----------

               FINANCIAL SERVICES 7.4%
       5,000   Allied Capital Corp.             $   113,750
       4,300   Blackrock, Inc./New York*            190,146
       1,125   Fannie Mae                            90,067
       3,000   Federated Investors, Inc.             88,800
       1,375   Freddie Mac                           89,375
       5,200   Metris Companies, Inc.               128,700
                                                -----------
                                                    700,838
                                                -----------
               FOOD, BEVERAGE &
               TOBACCO 5.4%
       4,000   Constellation Brands, Inc.*          166,640
       1,325   H.J. Heinz Co.                        55,849
       2,335   PepsiCo, Inc.                        113,247
       2,800   Suiza Foods Corp.*                   176,792
                                                -----------
                                                    512,528
                                                -----------
               GAS/NATURAL GAS 0.7%
       1,500   Praxair, Inc.                         63,000
                                                -----------
               HOTELS & LODGING 0.8%
       2,000   Four Seasons Hotels, Inc.             74,940
                                                -----------
               INSURANCE 6.4%
       1,275   The Chubb Corp.                       91,048
         575   Marsh & McLennan Cos., Inc.           55,602
       3,500   MBIA, Inc.                           175,000
       3,000   MGIC Investment Corp.                196,020
       2,975   SAFECO Corp.                          90,232
                                                -----------
                                                    607,902
                                                -----------
               MEDICAL PRODUCTS &
               SERVICES 1.5%
         200   Johnson & Johnson                     11,080
       2,400   Stryker Corp.                        126,960
         185   Zimmer Holdings, Inc.*                 5,134
                                                -----------
                                                    143,174
                                                -----------
               PAINT & PAINT
               PRODUCTS 0.8%
       3,350   The Sherwin-Williams Co.              74,437
                                                -----------
               PAPER & PAPER
               PRODUCTS 0.6%
         950   Kimberly-Clark Corp.                  58,900
                                                -----------

                                                                     FIRST FOCUS
                                                                     -----------
                                                                         FUNDS

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                          VALUE
------------                                       ----------
               PETROLEUM & FUEL
               PRODUCTS 5.7%
       5,000   Apache Corp.                     $   215,000
       1,500   Ashland, Inc.                         57,825
       1,200   Exxon Mobil Corp.                     47,280
       1,850   Halliburton Co.                       41,717
       1,325   Texaco, Inc.                          86,125
       2,800   Unocal Corp.                          91,000
                                                -----------
                                                    538,947
                                                -----------
               PHARMACEUTICALS 2.9%
       2,250   Abbott Laboratories                  116,662
       1,850   Bristol-Myers Squibb Co.             102,786
       1,500   Medimmune, Inc.*                      53,445
                                                -----------
                                                    272,893
                                                -----------
               PROFESSIONAL SERVICES 1.0%
       2,500   F.Y.I., Inc.*                         93,800
                                                -----------
               REAL ESTATE INVESTMENT
               TRUST 0.6%
         980   Equity Residential
               Property Trust                        57,232
                                                -----------
               RETAIL-RESTAURANTS 0.7%
       4,500   Starbucks Corp.*                      67,230
                                                -----------
               TELEPHONES &
               TELECOMMUNICATIONS 3.5%
       2,500   Adtran, Inc.*                         47,750
       1,335   BellSouth Corp.                       55,469
      12,000   Level 3 Communications, Inc.*         45,360
       1,710   SBC Communications, Inc.              80,575
       1,975   Verizon Communications, Inc.         106,867
                                                -----------
                                                    336,021
                                                -----------
               TOYS & GAMES 1.0%
       6,200   Mattel, Inc.                          97,092
                                                -----------
               TRANSPORTATION 1.3%
       3,000   Swift Transportation Co., Inc.*       53,100
       1,450   Union Pacific Corp.                   68,005
                                                -----------
                                                    121,105
                                                -----------
               UTILITIES & ELECTRICAL
               SERVICES 3.9%
       1,250   Allegheny Energy, Inc.                45,875
       6,800   Calpine Corp.*                       155,108

   NUMBER
  OF SHARES                                          VALUE
------------                                      -----------

       2,700   EMCOR Group, Inc.*                $   86,130
         800   TECO Energy, Inc.                     21,680
       1,175   TXU Corp.                             54,426
         325   Wisconsin Energy Corp.                 7,312
                                                -----------
                                                    370,531
                                                -----------
Total Common Stocks
  (Cost $5,733,120)                               5,630,741
                                                -----------

  PRINCIPAL
   AMOUNT
--------------
CORPORATE BONDS 20.9%
               BANKS 2.3%
               Bank One Corp.
    $ 50,000   8.000%, 04/29/27                      53,937
               Citigroup, Inc.
     100,000   7.250%, 10/01/10                     108,845
               South Trust Bank NA
      60,000   6.125%, 01/09/28                      61,043
                                                -----------
                                                    223,825
                                                -----------
               BROADCASTING, NEWSPAPERS
               & ADVERTISING 2.2%
               Knight-Ridder, Inc.
     150,000   7.125%, 06/01/11                     156,791
               Time Warner, Inc.
      50,000   7.250%, 10/15/17                      49,316
                                                -----------
                                                    206,107
                                                -----------
               COMPUTERS, PRODUCTS &
               SERVICES 0.8%
               Dell Computer Corp.
      75,000   6.550%, 04/15/08                      75,938
                                                -----------
               COSMETICS & TOILETRIES 2.0%
               Kimberly-Clark Corp.
     200,000   6.250%, 07/15/18                     191,000
                                                -----------
               FINANCIAL SERVICES 4.8%
               Goldman Sachs Group, Inc.
      50,000   6.650%, 05/15/09                      51,375
               Morgan Stanley Dean Witter & Co.
     150,000   6.750%, 04/15/11                     154,000
      50,000   5.625%, 01/20/04                      51,688
               National Rural Utilities
     200,000   5.700%, 01/15/10                     197,000
                                                -----------
                                                    454,063
                                                -----------

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2001 (Unaudited)


BALANCED FUND (CONCLUDED)

  PRINCIPAL
   AMOUNT                                          VALUE
-------------                                   -----------
               INDUSTRIAL 0.8%
               Enron Corp.
    $ 75,000   7.375%, 05/15/19                 $    73,313
                                                -----------
               PHARMACEUTICALS 1.2%
               American Home Products
     100,000   7.900%, 02/15/05                     110,375
                                                -----------
               TELEPHONES &
               TELECOMMUNICATIONS 2.9%
               Vodafone Group PLC
     250,000   7.750%, 02/15/10                     273,572
                                                -----------
               UTILITIES & ELECTRICAL
               SERVICES 3.9%
               Boston Edison Co.
     150,000   7.800%, 05/15/10                     163,079
               Florida Power Corp.
      50,000   6.875%, 02/01/08                      52,207
               Union Electric
      50,000   6.750%, 05/01/08                      52,500
               Wisconsin Energy Corp.
     100,000   6.500%, 04/01/11                     103,668
                                                -----------
                                                    371,454
                                                -----------
Total Corporate Bonds
  (Cost $1,949,691)                               1,979,647
                                                -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS 5.7%
               FHLB 1.4%
     125,000   5.375%, 05/15/06                     130,524
                                                -----------
               FHLMC 1.6%
     150,000   5.125%, 10/15/08                     151,590
                                                -----------
               FNMA 2.7%
     125,000   7.250%, 01/15/10                     143,154
     100,000   7.125%, 01/15/30                     113,138
                                                -----------
                                                    256,292
                                                -----------
Total U.S. Government Agency Obligations
  (Cost $500,058)                                   538,406
                                                -----------
U.S. TREASURY OBLIGATIONS 14.0%
               U.S. TREASURY BONDS 5.1%
     200,000   7.250%, 05/15/16                     240,436
     200,000   7.125%, 02/15/23                     241,469
                                                -----------
                                                    481,905
                                                -----------

  PRINCIPAL
   AMOUNT                                          VALUE
-------------                                   -----------
               U.S. TREASURY NOTES 8.9%
    $200,000   6.125%, 08/15/07                 $   220,342
     300,000   6.000%, 08/15/09                     329,916
     275,000   5.750%, 11/15/05                     295,969
                                                -----------
                                                    846,227
                                                -----------
Total U.S. Treasury Obligations
  (Cost $1,272,009)                               1,328,132
                                                -----------

  NUMBER OF
   SHARES
--------------
INVESTMENT COMPANY 3.5%
               SEI Daily Income Trust
     334,580   Government Fund                      334,580
                                                -----------
Total Investment Company (Cost $334,580)            334,580
                                                -----------
Total Investments (Cost $9,789,458) 103.4%        9,811,506
                                                -----------
Other Assets and Liabilities, Net (3.4)%           (319,146)
                                                -----------
NET ASSETS:
Paid-in-Capital of Institutional Class Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 1,012,707 outstanding
  shares of beneficial interest                  11,557,748
Undistributed net investment income                   2,640
Accumulated net realized loss on investments     (2,090,076)
Net unrealized appreciation on investments          222,048
                                                -----------
TOTAL NET ASSETS 100.0%                         $ 9,492,360
                                                ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares       $9.37
                                                ===========

* Non-income producing security
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
PLC -- Public Liability Company

See notes to financial statements.

                                                                     FIRST FOCUS
                                                                     -----------
                                                                         FUNDS

--------------------------------------------------------------------------------


CORE EQUITY FUND

   NUMBER
  OF SHARES                                        VALUE
-------------                                  ------------
COMMON STOCKS 92.9%
               BANKS 3.1%
      36,050   Bank of America Corp.            $ 2,105,320
      36,375   Bank One Corp.                     1,144,721
      31,450   National City Corp.                  941,927
                                                -----------
                                                  4,191,968
                                                -----------
               BROADCASTING, NEWSPAPERS
                & ADVERTISING 3.2%
      28,275   Gannett Co., Inc.                  1,699,610
     123,500   Interpublic Group Cos., Inc.       2,519,400
                                                -----------
                                                  4,219,010
                                                -----------
               COMMUNICATIONS
               EQUIPMENT 1.9%
     161,425   Motorola, Inc.                     2,518,230
                                                -----------
               COMPUTERS, PRODUCTS
               & SERVICES 4.8%
      84,650   Hewlett-Packard Co.                1,362,865
      15,375   International Business Machines
               Corp.                              1,419,112
     118,925   NCR Corp.*                         3,526,126
                                                -----------
                                                  6,308,103
                                                -----------
               CONTAINERS &
               PACKAGING 2.4%
     134,400   Sonoco Products Co.                3,158,400
                                                -----------
               DATA PROCESSING 2.5%
      56,155   First Data Corp.                   3,271,590
                                                -----------
               ELECTRICAL EQUIPMENT 1.7%
      46,875   Emerson Electric Co.               2,205,937
                                                -----------
               FINANCIAL SERVICES 5.1%
      42,850   Fannie Mae                         3,430,571
      52,175   Freddie Mac                        3,391,375
                                                -----------
                                                  6,821,946
                                                -----------
               FOOD, BEVERAGE &
               TOBACCO 4.8%
      51,090   H.J. Heinz Co.                     2,153,444
      87,230   PepsiCo, Inc.                      4,230,655
                                                -----------
                                                  6,384,099
                                                -----------
               HOUSEWARES &
               SPECIALTY 3.3%
     193,925   Newell Rubbermaid, Inc.            4,404,037
                                                -----------

   NUMBER
  OF SHARES                                        VALUE
-------------                                  ------------
               INSURANCE 9.2%
      33,828   American International
               Group                            $ 2,638,590
      24,550   Marsh & McLennan Cos., Inc.        2,373,985
     118,085   SAFECO Corp.                       3,581,518
      50,805   The Chubb Corp.                    3,627,985
                                                -----------
                                                 12,222,078
                                                -----------
               MACHINERY 3.3%
      68,800   Ingersoll-Rand Co.                 2,325,440
      60,700   Parker Hannifin Corp.              2,082,010
                                                -----------
                                                  4,407,450
                                                -----------
               MEDICAL PRODUCTS &
               SERVICES 4.3%
     121,650   Becton Dickinson & Co.             4,501,050
       8,750   Johnson & Johnson                    484,750
      25,850   Zimmer Holdings, Inc.*               717,338
                                                -----------
                                                  5,703,138
                                                -----------
               MISCELLANEOUS BUSINESS
               SERVICES 1.4%
      69,825   R.R. Donnelley & Sons Co.          1,888,766
                                                -----------
               PAINT & PAINT
               PRODUCTS 2.1%
     128,150   The Sherwin-Williams Co.           2,847,493
                                                -----------
               PAPER & PAPER
               PRODUCTS 1.8%
      39,500   Kimberly-Clark Corp.               2,449,000
                                                -----------
               PETROLEUM & FUEL
               PRODUCTS 10.3%
      84,660   Burlington Resources, Inc.         2,896,219
      51,550   Exxon Mobil Corp.                  2,031,070
      73,575   Halliburton Co.                    1,659,116
      54,400   Texaco, Inc.                       3,536,000
     110,350   Unocal Corp.                       3,586,375
                                                -----------
                                                 13,708,780
                                                -----------
               PHARMACEUTICALS 7.4%
      72,575   Abbott Laboratories                3,763,014
      72,350   Bristol-Myers Squibb Co.           4,019,766
      54,850   Schering-Plough Corp.              2,034,935
                                                -----------
                                                  9,817,715
                                                -----------

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2001 (Unaudited)


CORE EQUITY FUND (CONCLUDED)

   NUMBER
  OF SHARES                                        VALUE
-------------                                  ------------

               REAL ESTATE INVESTMENT
               TRUST 1.6%
      36,765   Equity Residential
               Properties Trust                $  2,147,076
                                               ------------
               TELEPHONES &
               TELECOMMUNICATIONS 7.8%
      52,365   BellSouth Corp.                    2,175,766
      63,460   SBC Communications, Inc.           2,990,235
      80,525   Verizon Communications, Inc.       4,357,209
      51,050   WorldCom, Inc.-
               WorldCom Group*                      767,792
                                               ------------
                                                 10,291,002
                                               ------------
               TOYS & GAMES 2.6%
     218,475   Mattel, Inc.                       3,421,320
                                               ------------
               TRANSPORTATION 2.1%
      58,050   Union Pacific Corp.                2,722,546
                                               ------------
               UTILITIES & ELECTRICAL
               SERVICES 6.2%
      50,600   Allegheny Energy, Inc.             1,857,020
      63,625   DPL, Inc.                          1,547,360
      31,830   DTE Energy Co.                     1,370,282
      43,750   TECO Energy, Inc.                  1,185,625
      47,975   TXU Corp.                          2,222,202
                                               ------------
                                                  8,182,489
                                               ------------
Total Common Stocks
   (Cost $103,111,504)                          123,292,173
                                               ------------

  PRINCIPAL
   AMOUNT
-------------
REPURCHASE AGREEMENT 7.3%
               Morgan Stanley Dean Witter,
               3.100%, dated 09/28/01, matures
               10/01/01, repurchase price $9,714,100
               (collateralized by U.S. Treasury Note,
               6.750%, 05/15/05, total market
  $9,711,591   value:  $9,909,090)                9,711,591
                                               ------------
Total Repurchase Agreement
  (Cost $9,711,591)                               9,711,591
                                               ------------
Total Investments (Cost $112,823,095) 100.2%    133,003,764
                                               ------------
Other Assets and Liabilities, Net (0.2)%           (299,736)
                                               ------------

                                                   VALUE
                                              -------------
NET ASSETS:
Paid-in-Capital of Institutional Class Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 14, 627,527 outstanding
  shares of beneficial interest                $110,541,256
Paid-in-Capital of Class A Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 116 outstanding
  shares of beneficial interest                       1,100
Paid-in-Capital of Class B Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 116 outstanding shares of
  beneficial interest 1,101 Distributions
  in excess of net investment income                (13,149)
Accumulated net realized gain on investments      1,993,051
Net unrealized appreciation on investments       20,180,669
                                               ------------
TOTAL NET ASSETS 100.0%                        $132,704,028
                                               ============
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares       $9.07
                                               ============
Net Asset Value and Redemption
  Price Per Share -- Class A Shares                   $9.07
                                               ============
Maximum Offering Price Per Share --
  Class A Shares ($9.07 / 94.50%)**                   $9.60
                                               ============
Net Asset Value, Offering and Redemption
  Price Per Share -- Class B Shares***                $9.07
                                               ============

  *Non-income producing security
 **5.50% represents the maximum sales charge imposed on purchases.
***Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to financial statements.

See notes to financial statements.

                                                                     FIRST FOCUS
                                                                     -----------
                                                                         FUNDS

--------------------------------------------------------------------------------


GROWTH OPPORTUNITIES FUND

   NUMBER
  OF SHARES                                        VALUE
-------------                                  ------------
COMMON STOCKS 92.5%
               AIR TRANSPORTATION 2.0%
      41,300   Atlas Air Worldwide
               Holdings, Inc.*                 $    406,805
      28,000   Southwest Airlines Co.               415,520
                                               ------------
                                                    822,325
                                               ------------
               BANKS 6.5%
      12,400   Comerica, Inc.                       686,960
      19,900   Provident Financial Group, Inc.      502,475
      27,600   Synovus Financial Corp.              761,760
      35,100   US Bancorp                           778,518
                                               ------------
                                                  2,729,713
                                               ------------
               BROADCASTING, NEWSPAPERS
               & ADVERTISING 1.2%
      22,500   Univision
               Communications, Inc.*                516,375
                                               ------------
               COMMERCIAL SERVICES 4.1%
      42,300   Convergys Corp.*                   1,173,825
      18,000   Valassis Communications, Inc.*       574,380
                                               ------------
                                                  1,748,205
                                               ------------
               COMPUTERS, PRODUCTS &
               SERVICES 9.9%
      15,000   Adobe Systems, Inc.                  359,700
      46,800   Amazon.Com, Inc.*                    279,396
      19,700   Cerner Corp.*                        975,150
      44,400   DoubleClick, Inc.*                   253,080
      82,200   i2 Technologies, Inc.*               282,768
      36,100   Jack Henry & Associates              819,109
      27,200   Symantec Corp.*                      943,024
      30,000   Yahoo, Inc.*                         264,300
                                               ------------
                                                  4,176,527
                                               ------------
               DIVERSIFIED
               MANUFACTURING 4.6%
      39,500   Canadian Pacific Ltd.              1,267,555
      17,400   Teleflex, Inc.                       650,586
                                               ------------
                                                  1,918,141
                                               ------------
               ENTERTAINMENT &
               RECREATION 2.4%
      31,000   Bally Total Fitness Holding Corp.*   629,610
      18,100   Carnival Corp.                       398,562
                                               ------------
                                                  1,028,172
                                               ------------

   NUMBER
  OF SHARES                                        VALUE
-------------                                  ------------
               FINANCIAL SERVICES 9.5%
      44,000   Allied Capital Corp.            $  1,001,000
      27,900   Blackrock, Inc./New York*          1,233,738
      24,000   Federated Investors, Inc.            710,400
      42,000   Metris Companies, Inc.             1,039,500
                                               ------------
                                                  3,984,638
                                               ------------
               FOOD, BEVERAGE &
               TOBACCO 10.6%
      32,100   Constellation Brands,
               Inc., Cl A*                        1,337,286
      19,200   Pepsi Bottling Group, Inc.           884,544
      18,600   Robert Mondavi, Cl A*                662,160
      25,000   Suiza Foods Corp.*                 1,578,500
                                               ------------
                                                  4,462,490
                                               ------------
               GAS/NATURAL GAS 0.8%
       8,500   Praxair, Inc.                        357,000
                                               ------------
               HOTELS & LODGING 1.0%
      11,700   Four Seasons Hotels, Inc.            438,399
                                               ------------
               INSURANCE 8.3%
      28,000   MBIA, Inc.                         1,400,000
      22,000   MGIC Investment Corp.              1,437,480
       8,500   XL Capital Ltd., Cl A                671,500
                                               ------------
                                                  3,508,980
                                               ------------
               MEDICAL PRODUCTS &
               SERVICES 5.6%
      21,000   Stryker Corp.                      1,110,900
      18,800   UnitedHealth Group, Inc.           1,250,200
                                               ------------
                                                  2,361,100
                                               ------------
               PETROLEUM & FUEL
               PRODUCTS 4.0%
      31,400   Apache Corp.                       1,350,200
       8,500   Ashland, Inc.                        327,675
                                               ------------
                                                  1,677,875
                                               ------------
               PHARMACEUTICALS 1.1%
      12,500   Medimmune, Inc.*                     445,375
                                               ------------

               PROFESSIONAL SERVICES 1.5%
      17,000   F.Y.I., Inc.*                        637,840
                                               ------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2001 (Unaudited)


GROWTH OPPORTUNITIES FUND

   NUMBER
  OF SHARES                                        VALUE
-------------                                  ------------
               REAL ESTATE INVESTMENT
               TRUST 3.1%
      41,286   Equity Office
               Properties Trust                 $ 1,321,144
                                                -----------
               RETAIL-RESTAURANTS 1.2%
      33,900   Starbucks Corp.*                     506,466
                                                -----------
               SECURITY SYSTEMS 2.5%
      45,200   Sensormatic Electronics Corp.      1,065,816
                                                -----------
               STEEL & STEEL WORKS 1.3%
      13,700   Nucor Corp.                          543,890
                                                -----------
               TELEPHONES &
               TELECOMMUNICATIONS 4.5%
      21,900   Adtran, Inc.*                        418,290
      86,400   Level 3 Communications, Inc.*        326,592
      66,700   Plantronics, Inc.*                 1,137,235
                                                -----------
                                                  1,882,117
                                                -----------
               TRANSPORTATION 1.1%
      25,000   Swift Transportation, Inc.*          442,500
                                                -----------
               UTILITIES & ELECTRICAL
               SERVICES 5.7%
      45,600   Calpine Corp.*                     1,040,136
      21,500   EMCOR Group, Inc.*                   685,850
      24,100   XCEL Energy, Inc.                    678,415
                                                -----------
                                                  2,404,401
                                                -----------
Total Common Stocks
  (Cost $37,336,471)                             38,979,489
                                                -----------
CLOSED-END FUNDS 7.7%
      96,600   BlackRock Investment
               Quality Term Trust                   884,856
     125,000   MFS Intermediate
               Income Trust                         860,000
      73,000   Scudder Intermediate
               Government Trust                     521,950
      91,300   TCW/DW Term Trust 2003               963,215
                                                -----------
Total Closed-End Funds
  (Cost $3,125,054)                               3,230,021
                                                -----------

  PRINCIPAL
   AMOUNT                                          VALUE
-------------                                    ----------
REPURCHASE AGREEMENT 3.4%
               Morgan Stanley Dean Witter,
               3.330%, dated 09/28/01, matures
               10/01/01, repurchase price
               $1,437,073 (collateralized by
               FNMA & FMAC obligations,
               7.000%-7.500%, 10/01/29-
               06/01/31, total market
  $1,436,674   value:  $1,468,753)              $ 1,436,674
                                                -----------
Total Repurchase Agreement
  (Cost $1,436,674)                               1,436,674
                                                -----------
Total Investments (Cost $41,898,199) 103.6%      43,646,184
                                                -----------
Other Assets and Liabilities, Net (3.6)%         (1,534,637)
                                                -----------
NET ASSETS:
Paid-in-Capital of Institutional Class Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 4,093,127 outstanding
  shares of beneficial interest                  40,286,312
Paid-in-Capital of Class A Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 289 outstanding shares
  of beneficial interest                              2,987
Paid-in-Capital of Class B Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 1,109 outstanding
  shares of beneficial interest                      11,101
Undistributed net investment income                  34,761
Accumulated net realized gain on investments        228,401
Net unrealized appreciation on investments       21,747,985
                                                -----------
TOTAL NET ASSETS 100.0%                         $42,111,547
                                                ===========

                                                                     FIRST FOCUS
                                                                     -----------
                                                                         FUNDS

--------------------------------------------------------------------------------

                                                   VALUE
                                                 ----------
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares      $10.28
                                               ============
Net Asset Value and Redemption
  Price Per Share -- Class A Shares                  $10.28
                                               ============
Maximum Offering Price Per Share --
  Class A Shares ($10.28 / 94.50%)**                 $10.88
                                               ============
Net Asset Value, Offering and Redemption
  Price Per Share -- Class B Shares***               $10.27
                                               ============

   *Non-income producing security.
  **5.50% represents the maximum sales charge imposed on purchases.
 ***Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to financial statements. Cl -- Class
FNMA -- Federal National Mortgage Association
FMAC -- Freddie Mac

See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2001 (Unaudited)


SMALL COMPANY FUND

   NUMBER
  OF SHARES                                        VALUE
-------------                                  ------------
COMMON STOCKS 87.7%
               AIR TRANSPORTATION 1.4%
      17,200   Midwest Express Holdings*       $    182,320
                                               ------------
               APPAREL & TEXTILES 1.0%
       7,100   Kellwood Co.                         131,350
                                               ------------
               AUTOMOTIVE 3.2%
      10,700   Clarcor, Inc.                        255,730
       6,700   Modine Manufacturing Co.             164,686
                                               ------------
                                                    420,416
                                               ------------
               BANKS 6.4%
       9,000   Bancorpsouth, Inc.                   138,600
       6,600   Community First Bankshares           158,532
       8,700   Cullen/Frost Bankers, Inc.           234,465
       3,375   National Penn Bancshares, Inc.        79,313
       3,300   North Fork Bancorporation             98,142
       2,400   Wilmington Trust Corp.               132,480
                                               ------------
                                                    841,532
                                               ------------
               BUSINESS SERVICES 0.3%
      40,000   Sitel Corp.*                          35,600
                                               ------------
               CHEMICALS 3.7%
       9,000   Albemarle Corp.                      170,100
       9,200   Arch Chemicals, Inc.                 208,840
       3,400   Cambrex Corp.                        114,002
                                               ------------
                                                    492,942
                                               ------------
               COMMUNICATIONS
               EQUIPMENT 0.5%
       7,600   Allen Telecom, Inc.*                  66,120
                                               ------------
               COMPUTERS, PRODUCTS &
               SERVICES 1.6%
       7,000   Avocent Corp.*                       104,160
      17,300   Transaction Systems
               Architects, Inc.*                    108,644
                                               ------------
                                                    212,804
                                               ------------
               CONTAINERS &
               PACKAGING 0.8%
       1,700   Ball Corp.                           101,830
                                               ------------
               DIVERSIFIED
               MANUFACTURING 1.2%
       4,400   Teleflex, Inc.                       164,516
                                               ------------

   NUMBER
  OF SHARES                                        VALUE
-------------                                  ------------
               ELECTRICAL COMPONENTS &
               PRODUCTS 2.7%
       7,900   Daktronics, Inc.*               $     69,520
       5,500   Littelfuse, Inc.*                    121,715
      14,900   SBS Technologies, Inc.*              166,284
                                               ------------
                                                    357,519
                                               ------------
               FOOD, BEVERAGE &
               TOBACCO 7.2%
       7,400   Adolph Coors Co., Cl B               333,000
      11,500   Corn Products International, Inc.    330,395
      14,700   Sensient Technologies Corp.          273,861
                                               ------------
                                                    937,256
                                               ------------
               HOUSEHOLD PRODUCTS 3.7%
      12,400   Church & Dwight, Inc.                320,540
       6,300   National Presto Industries, Inc.     169,470
                                               ------------
                                                    490,010
                                               ------------
               INSURANCE 8.1%
      13,700   Arthur J. Gallagher & Co.            463,745
       6,800   Everest Re Group Ltd.                439,960
       8,000   First American Corp.                 162,000
                                               ------------
                                                  1,065,705
                                               ------------
               MACHINERY 4.0%
       8,000   Tecumseh Products Co., Cl A          364,241
       4,800   Tennant Co.                          168,000
                                               ------------
                                                    532,241
                                               ------------
               MEDICAL PRODUCTS &
               SERVICES 5.6%
       5,500   Edwards Lifesciences Corp.*          123,200
       6,900   Steris Corp.*                        135,654
       9,200   West Pharmaceutical
               Services, Inc.                       226,320
       7,100   Zoll Medical Group*                  252,760
                                               ------------
                                                    737,934
                                               ------------
               PAPER & PAPER
               PRODUCTS 1.5%
      13,100   P.H. Glatfelter Co.                  200,561
                                               ------------

                                                                     FIRST FOCUS
                                                                     -----------
                                                                         FUNDS

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                        VALUE
-------------                                  ------------
               PETROLEUM & FUEL
               PRODUCTS 7.9%
       9,800   Newfield Exploration Co.*        $   286,160
      10,600   St. Mary Land &
               Exploration Co.                      168,858
       7,600   Tidewater, Inc.                      202,844
      13,800   WD-40 Co.                            283,590
       3,900   Western Gas Resources, Inc.          101,517
                                                -----------
                                                  1,042,969
                                                -----------
               PHARMACEUTICALS 5.9%
       2,000   Alpharma, Inc., Cl A                  57,600
      14,500   KV Pharmaceutical Co., Cl A*         392,080
       6,500   Medicis Pharmaceutical, Cl A*        324,870
                                                -----------
                                                    774,550
                                                -----------
               REAL ESTATE INVESTMENT
               TRUSTS 3.2%
       4,700   Home Properties of New York, Inc.    148,709
       4,800   Mack-Cali Realty Corp.               148,800
       8,000   National Golf Properties, Inc.       128,400
                                                -----------
                                                    425,909
                                                -----------
               RETAIL 5.6%
       5,300   Ann Taylor Stores Corp.*             116,176
      39,900   Casey's General Stores, Inc.         474,411
      11,300   The J. Jill Group, Inc.*             141,250
                                                -----------
                                                    731,837
                                                -----------
               SEMI-CONDUCTORS/
               INSTRUMENTS 1.0%
       3,700   Kemet Corp.*                          60,902
       3,000   Park Electrochemical Corp.            65,250
                                                -----------
                                                    126,152
                                                -----------
               SPECIALTY SERVICES 2.0%
       9,900   Quanta Services, Inc.*               141,075
       8,600   Valmont Industries                   120,400
                                                -----------
                                                    261,475
                                                -----------
               TOYS & GAMES 0.9%
       8,800   Hasbro, Inc.                         123,200
                                                -----------
               TRANSPORTATION 1.1%
       8,400   Werner Enterprises, Inc.             140,448
                                                -----------


   NUMBER
  OF SHARES                                        VALUE
-------------                                  ------------
               UTILITIES & ELECTRICAL
               SERVICES 7.2%
       2,200   Black Hills Corp.                $    67,144
       6,200   Hubbell, Inc., Cl B                  180,793
       6,100   Idacorp, Inc.                        218,136
      12,700   OGE Energy Corp.                     277,749
       6,000   WPS Resources Corp.                  206,400
                                                -----------
                                                    950,222
                                                -----------
Total Common Stocks
  (Cost $11,775,176)                             11,547,418
                                                -----------

  PRINCIPAL
   AMOUNT
-------------
REPURCHASE AGREEMENT 11.1%
               Morgan Stanley Dean Witter,
               3.330%, dated 09/28/01,
               matures 10/01/01, repurchase
               price $1,461,501
               (collateralized by FNMA
               obligation, 6.000%,
               07/01/16, total market
  $1,461,096   value:  $1,491,074)                1,461,096
                                                -----------
Total Repurchase Agreement
  (Cost $1,461,096)                               1,461,096
                                                -----------
Total Investments (Cost $13,236,272) 98.8%       13,008,514
                                                -----------
Other Assets and Liabilities, Net 1.2%              157,108
                                                -----------
NET ASSETS:
Paid-in-Capital of Institutional Class Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 1,068,158 outstanding
  shares of beneficial interest                  13,113,956
Paid-in-Capital of Class A Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 2,970 outstanding
  shares of beneficial interest                      35,588
Paid-in-Capital of Class B Shares
  (authorized 50,000,000 -- $0.00001 par
  value) based on 82 outstanding
  shares of beneficial interest                       1,100
Undistributed net investment income                   4,117
Accumulated net realized gain on investments        238,619
Net unrealized depreciation on investments        (227,758)
                                                -----------
TOTAL NET ASSETS 100.0%                         $13,165,622
                                                ===========

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2001 (Unaudited)


SMALL COMPANY FUND


                                                   VALUE
                                                -----------

Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares      $12.29
                                               ============
Net Asset Value and Redemption
  Price Per Share -- Class A Shares                  $12.28
                                               ============
Maximum Offering Price Per Share --
  Class A Shares ($12.28 / 94.50%)**                 $12.99
                                               ============
Net Asset Value, Offering and Redemption
  Price Per Share -- Class B Shares***               $12.29
                                               ============

  * Non-income producing security
 ** 5.50% represents the maximum sales charge imposed on purchases.
*** Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to financial statements. Cl -- Class
FNMA -- Federal National Mortgage Association

See notes to financial statements.

                       This page intentionally left blank.

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six Month Period Ended September 30, 2001 (Unaudited)

                                                              U.S.              SHORT/
                                                           GOVERNMENT        INTERMEDIATE
                                                          MONEY MARKET           BOND                BOND                INCOME
                                                              FUND               FUND                FUND                 FUND
                                                          -------------      -------------       -------------        -------------
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                $5,924,702         $1,475,193          $1,294,709          $2,183,215
  Dividends                                                       --                 --                  --                  --
---------------------------------------------------       ----------         ----------          ----------          ----------
  Total Investment Income                                  5,924,702          1,475,193           1,294,709           2,183,215
---------------------------------------------------       ----------         ----------          ----------          ----------
EXPENSES:
---------------------------------------------------
  Investment advisory fees                                   363,361            119,144             129,777             208,085
---------------------------------------------------
  Fund administration and accounting fees                    290,692             47,658              43,259              69,362
---------------------------------------------------
  Custody fees                                                43,603              7,148               6,489              10,404
---------------------------------------------------
  Transfer agent fees                                         31,472             17,019              16,607              18,030
---------------------------------------------------
  Federal and state registration fees                         43,463             25,044              16,979              36,519
---------------------------------------------------
  Professional fees                                           30,952              5,580               4,596               9,043
---------------------------------------------------
  Printing fees                                                9,161              1,612               1,775               3,611
---------------------------------------------------
  Directors' fees                                              4,503                886                 809               1,574
---------------------------------------------------
  Amortization of organization expenses                           --                 --                  --                  --
---------------------------------------------------
  Insurance fees                                               5,797                851                 954               1,105
---------------------------------------------------
  Pricing fees                                                   370              1,209                 966                 903
---------------------------------------------------
  Administrative services plan fees                               --             23,828              21,629              34,680
---------------------------------------------------
  Other expenses                                               7,664                225                 358                 496
---------------------------------------------------       ----------         ----------          ----------          ----------
  Total expenses                                             831,038            250,204             244,198             393,812
---------------------------------------------------
Less, waiver of:
---------------------------------------------------
  Investment advisory fees                                  (174,415)           (47,658)            (21,629)            (69,362)
---------------------------------------------------
  Fund administration and accounting fees                    (72,682)                --                  --                  --
---------------------------------------------------
  Custody fees                                                    --             (7,148)             (6,489)            (10,404)
---------------------------------------------------
  Administrative services plan fees                               --            (11,915)            (10,815)            (17,341)
---------------------------------------------------       ----------         ----------          ----------          ----------
   Net Expenses                                              583,941            183,483             205,265             296,705
---------------------------------------------------       ----------         ----------          ----------          ----------
NET INVESTMENT INCOME                                      5,340,761          1,291,710           1,089,444           1,886,510
---------------------------------------------------       ----------         ----------          ----------          ----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                      7,306            377,870              12,732             167,979
---------------------------------------------------
  Change in unrealized appreciation (depreciation)
    on investments                                                --            764,680             806,585           1,305,381
---------------------------------------------------       ----------         ----------          ----------          ----------
   Net Gain (Loss) on Investments                              7,306          1,142,550             819,317           1,473,360
---------------------------------------------------       ----------         ----------          ----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              $5,348,067         $2,434,260          $1,908,761          $3,359,870
===================================================       ==========         ==========          ==========          ==========



                                                              NEBRASKA         COLORADO                             CORE
                                                              TAX-FREE         TAX-FREE          BALANCED          EQUITY
                                                                FUND             FUND              FUND             FUND
                                                            -------------    -------------     -------------    -------------
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                   $2,584,574        $311,610         $ 116,853       $  160,402
  Dividends                                                          --              --            33,418        1,413,175
---------------------------------------------------          ----------        --------         ---------      -----------
  Total Investment Income                                     2,584,574         311,610           150,271        1,573,577
---------------------------------------------------          ----------        --------         ---------      -----------
EXPENSES:
---------------------------------------------------
  Investment advisory fees                                      375,507          49,672            30,142          543,759
---------------------------------------------------
  Fund administration and accounting fees                       107,289          14,192             8,038          145,004
---------------------------------------------------
  Custody fees                                                   16,093           2,129             1,206           21,750
---------------------------------------------------
  Transfer agent fees                                            19,233          13,024            14,695           24,633
---------------------------------------------------
  Federal and state registration fees                            40,144           6,785             3,771           50,274
---------------------------------------------------
  Professional fees                                              15,265           1,640               422           17,685
---------------------------------------------------
  Printing fees                                                   5,659             572               317            4,692
---------------------------------------------------
  Directors' fees                                                 2,646             273               109            2,631
---------------------------------------------------
  Amortization of organization expenses                              --              --               468               --
---------------------------------------------------
  Insurance fees                                                  1,833             199               145            2,556
---------------------------------------------------
  Pricing fees                                                    1,040             826               933              953
---------------------------------------------------
  Administrative services plan fees                              53,643              --             4,019           72,501
---------------------------------------------------
  Other expenses                                                    830             307                85              364
---------------------------------------------------          ----------        --------         ---------      -----------
  Total expenses                                                639,182          89,619            64,350          886,802
---------------------------------------------------
Less, waiver of:
---------------------------------------------------
  Investment advisory fees                                     (107,288)        (23,629)           (8,038)         (72,501)
---------------------------------------------------
  Fund administration and accounting fees                            --              --                --               --
---------------------------------------------------
  Custody fees                                                  (16,093)         (2,129)           (1,206)         (21,750)
---------------------------------------------------
  Administrative services plan fees                             (26,822)             --            (2,010)         (36,252)
---------------------------------------------------
   Net Expenses                                                 488,979          63,861            53,096          756,299
---------------------------------------------------          ----------        --------         ---------      -----------
NET INVESTMENT INCOME                                         2,095,595         247,749            97,175          817,278
---------------------------------------------------          ----------        --------         ---------      -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                       823,073              --           (83,003)       4,704,293
---------------------------------------------------
  Change in unrealized appreciation (depreciation)
    on investments                                               59,902         217,194          (314,319)     (10,973,645)
---------------------------------------------------          ----------        --------         ---------      -----------
   Net Gain (Loss) on Investments                               882,975         217,194          (397,322)      (6,269,352)
---------------------------------------------------          ----------        --------         ---------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 $2,978,570        $464,943         $(300,147)     $(5,452,074)
===================================================          ==========        ========         ==========     ===========



                                                               GROWTH            SMALL
                                                            OPPORTUNITIES       COMPANY
                                                                FUND             FUND
                                                            -------------    -------------
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                  $   224,718         $  29,237
  Dividends                                                     179,878           107,018
---------------------------------------------------         -----------         ---------
  Total Investment Income                                       404,596           136,255
---------------------------------------------------         -----------         ---------
EXPENSES:
---------------------------------------------------
  Investment advisory fees                                      175,184            53,838
---------------------------------------------------
  Fund administration and accounting fees                        46,716            12,668
---------------------------------------------------
  Custody fees                                                    7,007             1,900
---------------------------------------------------
  Transfer agent fees                                            20,010            18,217
---------------------------------------------------
  Federal and state registration fees                            23,091             6,717
---------------------------------------------------
  Professional fees                                               5,110               713
---------------------------------------------------
  Printing fees                                                   1,961               520
---------------------------------------------------
  Directors' fees                                                   852               208
---------------------------------------------------
  Amortization of organization expenses                           1,506               654
---------------------------------------------------
  Insurance fees                                                    917               230
---------------------------------------------------
  Pricing fees                                                      778               396
---------------------------------------------------
  Administrative services plan fees                                  --             6,334
---------------------------------------------------
  Other expenses                                                    402                70
---------------------------------------------------         -----------         ---------
  Total expenses                                                283,534           102,465
---------------------------------------------------
Less, waiver of:
---------------------------------------------------
  Investment advisory fees                                      (58,395)          (22,169)
---------------------------------------------------
  Fund administration and accounting fees                            --                --
---------------------------------------------------
  Custody fees                                                   (7,007)           (1,900)
---------------------------------------------------
  Administrative services plan fees                                  --            (3,167)
---------------------------------------------------
   Net Expenses                                                 218,132            75,229
---------------------------------------------------         -----------         ---------
NET INVESTMENT INCOME                                           186,464            61,026
---------------------------------------------------         -----------         ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                       580,963           515,915
---------------------------------------------------
  Change in unrealized appreciation (depreciation)
    on investments                                           (4,413,283)         (667,618)
---------------------------------------------------         -----------         ---------
   Net Gain (Loss) on Investments                            (3,832,320)         (151,703)
---------------------------------------------------         -----------         ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                $(3,645,856)        $ (90,677)
===================================================         ===========         =========

Amounts designated as "--" are either $0 or have been rounded to $0.

See notes to financial statements.

30 & 31

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended September 30, 2001 (Unaudited) and the Year or Period Ended March 31, 2001

                                                  U.S. GOVERNMENT          SHORT/INTERMEDIATE
                                                 MONEY MARKET FUND              BOND FUND                 BOND FUND
                                             ------------------------   ------------------------  -------------------------
                                             PERIOD ENDED  YEAR ENDED   PERIOD ENDED  YEAR ENDED  PERIOD ENDED   YEAR ENDED
                                               SEPT. 30,    MAR. 31,     SEPT. 30,     MAR. 31,    SEPT. 30,      MAR. 31,
                                                 2001         2001          2001         2001         2001          2001
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                      $ 5,340,761 $ 16,206,326   $ 1,291,710  $ 1,253,536  $ 1,089,444   $ 2,534,707
-----------------------------------------
  Net realized gain (loss) on investments          7,306       26,271       377,870     (102,574)      12,732    (1,049,095)
-----------------------------------------
  Change in unrealized appreciation
    (depreciation) on investments                     --          --        764,680    1,153,868      806,585     3,014,196
-----------------------------------------   ------------ ------------   -----------  -----------  -----------   -----------
  Net increase (decrease) in net assets
    resulting from operations                  5,348,067   16,232,597     2,434,260    2,304,830    1,908,761     4,499,808
-----------------------------------------   ------------ ------------   -----------  -----------  -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
-----------------------------------------
   Institutional Class Shares                 (5,340,782) (16,216,514)   (1,314,801)  (1,240,385)  (1,160,189)   (2,544,950)
-----------------------------------------
   Class A Shares                                     (3)          --            --           --           --            --
-----------------------------------------
   Class B Shares                                     (1)          --            --           --           --            --
-----------------------------------------
  Net capital gains - Institutional Class
     Shares                                           --           --            --           --           --            --
-----------------------------------------   ------------ ------------   -----------  -----------  -----------   -----------
  Total distributions                         (5,340,786) (16,216,514)   (1,314,801)  (1,240,385)  (1,160,189)   (2,544,950)
-----------------------------------------   ------------ ------------   -----------  -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS (1):
  INSTITUTIONAL CLASS SHARES
  Proceeds from sale of shares               413,984,482  975,567,965     5,981,991   12,751,108    3,343,119     8,777,469
-----------------------------------------
  Proceeds in connection with the
    acquisition of Common Trust Fund assets           --          --             --   21,163,442           --          --
-----------------------------------------
  Proceeds from reinvestment of dividends         61,982      299,372       599,236      953,149    1,119,677     2,445,573
-----------------------------------------
  Redemption of shares                      (419,465,095) (981,198,437)  (4,376,794) (10,113,114)  (5,225,949)  (18,514,785)
-----------------------------------------   ------------ ------------   -----------  -----------  -----------   -----------
  Net increase (decrease)                     (5,418,631)  (5,331,100)    2,204,433   24,754,585     (763,153)   (7,291,743)
-----------------------------------------   ------------ ------------   -----------  -----------  -----------   -----------
  CLASS A SHARES
  Proceeds from sale of shares                     1,100           --            --           --           --            --
-----------------------------------------
  Proceeds from reinvestment of dividends              2           --            --           --           --            --
-----------------------------------------
  Redemption of shares                                --           --            --           --           --            --
-----------------------------------------   ------------ ------------   -----------  -----------  -----------   -----------
  Net increase                                     1,102           --            --           --           --            --
-----------------------------------------   ------------ ------------   -----------  -----------  -----------   -----------
  CLASS B SHARES
  Proceeds from sale of shares                     1,100           --            --           --           --            --
-----------------------------------------
  Proceeds from reinvestment of dividends              2           --            --           --           --            --
-----------------------------------------
  Redemption of shares                                --           --            --           --           --            --
-----------------------------------------   ------------ ------------   -----------  -----------  -----------   -----------
  Net increase                                     1,102           --            --           --           --            --
-----------------------------------------   ------------ ------------   -----------  -----------  -----------   -----------
  Net increase (decrease) from share
    transactions                              (5,416,426)  (5,331,100)    2,204,433   24,754,585     (763,153)   (7,291,743)
-----------------------------------------   ------------ ------------   -----------  -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS       (5,409,146)  (5,315,017)    3,323,892   25,819,030      (14,581)   (5,336,885)
-----------------------------------------
NET ASSETS:
  Beginning of period                        302,568,643  307,883,660    46,826,812   21,007,782   43,207,595    48,544,480
-----------------------------------------   ------------ ------------   -----------  -----------  -----------   -----------
  End of period                             $297,159,497 $302,568,643   $50,150,704  $46,826,812  $43,193,014   $43,207,595
=========================================   ============ ============   ===========  ===========  ===========   ===========
  Undistributed net investment income/
    (Distributions in excess of net
    investment income), end of period       $         (5)$         20   $     6,122  $    29,213  $   (43,186)  $    27,559
=========================================   ============ ============   ===========  ===========  ===========   ===========


                                                                                          NEBRASKA
                                                         INCOME FUND                    TAX-FREE FUND
                                                 --------------------------     ---------------------------
                                                 PERIOD ENDED  PERIOD ENDED     PERIOD ENDED   PERIOD ENDED
                                                  SEPT. 30,       MAR. 31        SEPT. 30,       MAR. 31,
                                                     2001         2001(2)           2001          2001(2)
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                         $  1,886,510    $   219,924    $   2,095,595   $    234,327
-----------------------------------------
  Net realized gain (loss) on investments            167,979        (44,921)         823,073             --
-----------------------------------------
  Change in unrealized appreciation
    (depreciation) on investments                  1,305,381         23,023           59,902        211,230
-----------------------------------------       ------------    -----------    -------------   ------------
  Net increase (decrease) in net assets
    resulting from operations                      3,359,870        198,026        2,978,570        445,557
-----------------------------------------       ------------    -----------    -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
-----------------------------------------
   Institutional Class Shares                     (2,154,923)      (174,385)      (2,154,701)      (175,488)
-----------------------------------------
   Class A Shares                                         (5)            --              (37)            --
-----------------------------------------
   Class B Shares                                         (4)            --               --             --
-----------------------------------------
  Net capital gains - Institutional Class
      Shares                                              --             --               --             --
-----------------------------------------       ------------    -----------    -------------   ------------
  Total distributions                             (2,154,932)      (174,385)      (2,154,738)      (175,488)
-----------------------------------------       ------------    -----------    -------------   ------------
CAPITAL SHARE TRANSACTIONS (1):
  INSTITUTIONAL CLASS SHARES
  Proceeds from sale of shares                     7,715,347        334,592        1,674,583         10,618
-----------------------------------------
  Proceeds in connection with the
    acquisition of Common Trust Fund assets               --     72,858,668               --    122,700,083
-----------------------------------------
  Proceeds from reinvestment of dividends              7,803         14,089           27,802         11,232
-----------------------------------------
  Redemption of shares                            (9,062,035)    (2,329,687)     (22,571,575)    (1,030,939)
-----------------------------------------       ------------    -----------    -------------   ------------
  Net increase (decrease)                         (1,338,885)    70,877,662      (20,869,190)   121,690,994
-----------------------------------------       ------------    -----------    -------------   ------------
  CLASS A SHARES
  Proceeds from sale of shares                         1,100             --           33,057             --
-----------------------------------------
  Proceeds from reinvestment of dividends                  5             --              125             --
-----------------------------------------
  Redemption of shares                                    --             --               --             --
-----------------------------------------       ------------    -----------    -------------   ------------
  Net increase                                         1,105             --           33,182             --
-----------------------------------------       ------------    -----------    -------------   ------------
  CLASS B SHARES
  Proceeds from sale of shares                         1,100             --               --             --
-----------------------------------------
  Proceeds from reinvestment of dividends                  4             --               --             --
-----------------------------------------
  Redemption of shares                                    --             --               --             --
-----------------------------------------       ------------    -----------    -------------   ------------
  Net increase                                         1,104             --               --             --
-----------------------------------------       ------------    -----------    -------------   ------------
  Net increase (decrease) from share
    transactions                                  (1,336,676)    70,877,662      (20,836,008)   121,690,994
-----------------------------------------       ------------    -----------    -------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (131,738)    70,901,303      (20,012,176)   121,961,063
-----------------------------------------
NET ASSETS:
  Beginning of period                             70,901,303             --      121,961,063             --
-----------------------------------------       ------------    -----------    -------------   ------------
  End of period                                 $ 70,769,565    $70,901,303    $ 101,948,887   $121,961,063
==========================================      ============    ===========    =============   ============
  Undistributed net investment income/
    (Distributions in excess of net
    investment income), end of period           $   (222,883)   $    45,539    $        (304)  $     58,839
==========================================      ============    ===========    =============   ============

                                                          COLORADO
                                                       TAX-FREE FUND                  BALANCED FUND
                                                --------------------------     ---------------------------
                                                PERIOD ENDED  PERIOD ENDED     PERIOD ENDED     YEAR ENDED
                                                 SEPT. 30,      MAR. 31,        SEPT. 30,       MAR. 31,
                                                    2001         2001(2)           2001           2001
----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                         $   247,749    $    22,919      $   97,175    $    209,924
-----------------------------------------
  Net realized gain (loss) on investments                --             --         (83,003)       (155,867)
-----------------------------------------
  Change in unrealized appreciation
    (depreciation) on investments                   217,194         55,760        (314,319)        494,616
-----------------------------------------       -----------    -----------      ----------    ------------
  Net increase (decrease) in net assets
    resulting from operations                       464,943         78,679        (300,147)        548,673
-----------------------------------------       -----------    -----------      ----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
-----------------------------------------
    Institutional Class Shares                     (253,667)       (18,220)        (96,890)       (212,955)
-----------------------------------------
   Class A Shares                                        (2)            --              --              --
-----------------------------------------
   Class B Shares                                        --             --              --              --
-----------------------------------------
  Net capital gains - Institutional Class
     Shares                                              --             --              --          (3,175)
-----------------------------------------       -----------    -----------      ----------    ------------
  Total distributions                              (253,669)       (18,220)        (96,890)       (216,130)
-----------------------------------------       -----------    -----------      ----------    ------------
CAPITAL SHARE TRANSACTIONS (1):
  INSTITUTIONAL CLASS SHARES
  Proceeds from sale of shares                    4,148,472      1,048,791       4,261,843       1,955,159
-----------------------------------------
  Proceeds in connection with the
    acquisition of Common Trust Fund assets              --     10,977,827              --              --
-----------------------------------------
  Proceeds from reinvestment of dividends               224             --          96,511         215,615
-----------------------------------------
  Redemption of shares                             (918,501)      (231,679)       (882,776)     (8,100,110)
-----------------------------------------       -----------    -----------      ----------    ------------
  Net increase (decrease)                         3,230,195     11,794,939       3,475,578      (5,929,336)
-----------------------------------------       -----------    -----------      ----------    ------------
  CLASS A SHARES
  Proceeds from sale of shares                        1,099             --              --              --
-----------------------------------------
  Proceeds from reinvestment of dividends                 3             --              --              --
-----------------------------------------
  Redemption of shares                                   --             --              --              --
-----------------------------------------       -----------    -----------      ----------    ------------
  Net increase                                        1,102             --              --              --
-----------------------------------------       -----------    -----------      ----------    ------------
  CLASS B SHARES
  Proceeds from sale of shares                           --             --              --              --
-----------------------------------------
  Proceeds from reinvestment of dividends                --             --              --              --
-----------------------------------------
  Redemption of shares                                   --             --              --              --
-----------------------------------------       -----------    -----------      ----------    ------------
  Net increase                                           --             --              --              --
-----------------------------------------       -----------    -----------      ----------    ------------
  Net increase (decrease) from share
    transactions                                  3,231,297     11,794,939       3,475,578      (5,929,336)
-----------------------------------------       -----------    -----------      ----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           3,442,571     11,855,398       3,078,541      (5,596,793)
-----------------------------------------
NET ASSETS:
  Beginning of period                            11,855,398             --       6,413,819      12,010,612
-----------------------------------------       -----------    -----------      ----------    ------------
  End of period                                 $15,297,969    $11,855,398      $9,492,360    $  6,413,819
==========================================      ============   ===========      ==========    ============
  Undistributed net investment income/
    (Distributions in excess of net
    investment income), end of period           $    (1,221)   $     4,699      $    2,640    $      2,355
==========================================      ============   ===========      ==========    ============

(1) See Note 6 in the notes to the financial statements for additional information.
(2) Commenced operations on March 9, 2001.
Amounts designated as "--" are either $0 or have been rounded to $0.

See notes to financial statements.

32 & 33

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended September 30, 2001 (Unaudited) and the Year or Period Ended March 31, 2001

                                                       CORE                      GROWTH
                                                    EQUITY FUND            OPPORTUNITIES FUND          SMALL COMPANY FUND
                                            --------------------------  -------------------------  -------------------------
                                            PERIOD ENDED    YEAR ENDED  PERIOD ENDED   YEAR ENDED  PERIOD ENDED   YEAR ENDED
                                              SEPT. 30,       MAR. 31,    SEPT. 30,      MAR. 31,    SEPT. 30,      MAR. 31,
                                                2001           2001         2001          2001         2001          2001
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                     $    817,278  $    763,809  $   186,464  $    213,162  $    61,026  $    99,083
------------------------------------------
  Net realized gain on investments             4,704,293     4,414,734      580,963       227,635      515,915      188,390
------------------------------------------
  Change in unrealized appreciation
    (depreciation) on investments            (10,973,645)   (4,323,480)  (4,413,283)   (1,804,479)    (667,618)   1,279,239
------------------------------------------  ------------  ------------  -----------  ------------  -----------  -----------
  Net increase (decrease) in net assets
    resulting from operations                 (5,452,074)      855,063   (3,645,856)   (1,363,682)     (90,677)   1,566,712
------------------------------------------  ------------  ------------  -----------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
------------------------------------------
   Institutional Class Shares                   (830,425)     (765,857)    (219,058)     (158,449)     (60,460)     (99,048)
------------------------------------------
   Class A Shares                                     (1)           --           --            --           (9)          --
------------------------------------------
   Class B Shares                                     (1)           --           (6)           --           --           --
------------------------------------------
  Return of capital - Institutional Class
     Shares                                           --      (155,964)          --           --            --          --
------------------------------------------
  Net capital gains - Institutional Class
     Shares                                           --      (350,093)          --           --            --          --
------------------------------------------  ------------  ------------  -----------  ------------  -----------  -----------
  Total distributions                           (830,427)   (1,271,914)    (219,064)     (158,449)     (60,469)     (99,048)
------------------------------------------  ------------  ------------  -----------  ------------  -----------  -----------
CAPITAL SHARE TRANSACTIONS (1):
  INSTITUTIONAL CLASS SHARES
  Proceeds from sale of shares                 4,386,808     7,396,319    5,486,228    20,742,732    3,481,370    5,589,237
------------------------------------------
  Proceeds in connection with the acquisition
    of Common Trust Fund assets                       --    99,277,550           --    20,627,084           --          --
------------------------------------------
  Proceeds from reinvestment of dividends        298,069     1,231,267       98,689       114,264       44,247       82,011
------------------------------------------
  Redemption of shares                        (9,792,165)  (50,933,797)  (5,212,517)  (17,384,825)  (1,272,736)  (4,735,338)
------------------------------------------  ------------  ------------  -----------  ------------  -----------  -----------
  Net increase (decrease)                     (5,107,288)   56,971,339      372,400    24,099,255    2,252,881      935,910
------------------------------------------  ------------  ------------  -----------  ------------  -----------  -----------
  CLASS A SHARES
  Proceeds from sale of shares                     1,099            --        2,987            --       35,579           --
------------------------------------------
  Proceeds from reinvestment of dividends              1            --           --            --            9           --
------------------------------------------
  Redemption of shares                                --            --           --            --           --          --
------------------------------------------  ------------  ------------  -----------  ------------  -----------  -----------
  Net increase                                     1,100            --        2,987            --       35,588           --
------------------------------------------  ------------  ------------  -----------  ------------  -----------  -----------
  CLASS B SHARES
  Proceeds from sale of shares                     1,100            --       11,100            --        1,100           --
------------------------------------------
  Proceeds from reinvestment of dividends              1            --            1            --           --           --
------------------------------------------
  Redemption of shares                                --            --           --            --           --           --
------------------------------------------  ------------  ------------  -----------  ------------  -----------  -----------
  Net increase                                     1,101            --       11,101            --        1,100
------------------------------------------  ------------  ------------  -----------  ------------  -----------  -----------
  Net increase (decrease) from
    share transactions                        (5,105,087)   56,971,339     383,485    24,099,255    2,289,569      935,910
------------------------------------------  ------------  ------------  -----------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS      (11,387,588)   56,554,488   (3,478,432)   22,577,124    2,138,423    2,403,574
------------------------------------------
NET ASSETS:
  Beginning of period                        144,091,616    87,537,128   45,589,979    23,012,855   11,027,199    8,623,625
------------------------------------------  ------------  ------------  -----------  ------------  -----------  -----------
  End of period                             $132,704,028  $144,091,616  $42,111,547  $ 45,589,979  $13,165,622  $11,027,199
==========================================  ============  ============  ===========  ============  ===========  ===========
  Undistributed net investment income/
  (Distributions in excess of net
  investment income), end of period         $    (13,149) $         --  $    34,761  $     67,361  $     4,117  $     3,560
==========================================  ============  ============  ===========  ============  ===========  ===========

(1) See Note 6 in the notes to the financial statements for additional information.
Amounts designated as "--" are either $0 or have been rounded to $0.

See notes to financial statements.

                       THIS PAGE LEFT INTENTIONALLY BLANK.

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Month Period Ended September 30, 2001 (Unaudited) and Periods Ended March 31, (Unless Otherwise Indicated)


                                Net Realized
                                     and       Distributions                                               Ratio of Net
           Net Asset             Unrealized ------------------  Net Asset                       Ratio of    Investment
             Value       Net        Gains      Net                Value,          Net Assets, Net Expenses  Income to
           Beginning Investment (Losses) on Investment Capital   End of   Total     End of     to Average    Average
           of Period    Income  Investments   Income    Gains    Period  Return+ Period (000s) Net Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
Institutional Class
2001*       $ 1.00   $0.02       $   --       $(0.02) $   --     $ 1.00    1.86%  $297,157         0.40%       3.67%
2001          1.00    0.06           --        (0.06)     --       1.00    6.03    302,569         0.40        5.87
2000          1.00    0.05           --        (0.05)     --       1.00    5.06    307,884         0.39        5.10
1999          1.00    0.05           --        (0.05)     --       1.00    4.63    133,730         0.54        4.52
1998          1.00    0.05           --        (0.05)     --       1.00    4.95    100,497         0.55        4.83
1997          1.00    0.05           --        (0.05)     --       1.00    4.76    125,413         0.58        4.66
Class A
2001(1)     $ 1.00   $  --       $   --       $   --  $   --     $ 1.00    0.22%  $      1         0.65%       2.67%
Class B
2001(1)     $ 1.00   $  --       $   --       $   --  $   --     $ 1.00    0.16%  $      1         1.40%       2.02%

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
Institutional Class
2001*       $10.01   $0.27       $ 0.24       $(0.28) $   --     $10.24    5.14%  $ 50,151         0.77%       5.42%
2001          9.56    0.53         0.45        (0.53)     --      10.01   10.52     46,827         0.96        5.57
2000         10.01    0.51        (0.45)       (0.51)     --       9.56    0.71     21,008         1.02        5.28
1999          9.97    0.51         0.04        (0.51)     --      10.01    5.61     21,636         0.97        5.05
1998          9.73    0.56         0.24        (0.56)     --       9.97    8.37     19,509         0.99        5.54
1997          9.85    0.49        (0.10)       (0.51)     --       9.73    4.00     21,042         0.97        5.01

---------
BOND FUND
---------
Institutional Class
2001*(4)    $10.02   $0.25       $ 0.19       $(0.27) $   --     $10.19    4.45%  $ 43,193         0.95%       5.04%
2001          9.59    0.54         0.43        (0.54)     --      10.02   10.52     43,208         0.95        5.58
2000         10.42    0.57        (0.67)       (0.58)  (0.15)      9.59   (0.90)    48,544         0.91        5.68
1999         10.45    0.61           --        (0.61)  (0.03)     10.42    5.93     82,420         0.88        5.78
1998          9.84    0.59         0.61        (0.59)     --      10.45   12.50     77,671         0.89        5.74
1997         10.00    0.45        (0.15)       (0.46)     --       9.84    3.06     75,524         0.89        4.48

-----------
INCOME FUND
-----------
Institutional Class
2001*(4)    $10.00   $0.30       $ 0.19       $(0.31) $   --     $10.18    4.99%  $ 70,768         0.86%       5.44%
2001(2)      10.00    0.03        (0.01)       (0.02)     --      10.00    0.25     70,901         1.09        5.62
Class A
2001*(1)    $10.09   $0.05       $ 0.09       $(0.04) $   --     $10.19    1.43%  $      1         1.06%       5.41%
Class B
2001*(1)    $10.09   $0.04       $ 0.10       $(0.04) $   --     $10.19    1.38%  $      1         1.81%       4.66%


                         Ratio of Net
               Ratio of   Investment
             Net Expenses Income to
              to Average   Average
              Net Assets  Net Assets Portfolio
             (Excluding   (Excluding  Turnover
               Waivers)     Waivers)   Rate
----------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
Institutional Class
2001*            0.57%        3.50%     N/A
2001             0.58         5.69      N/A
2000             0.55         4.94      N/A
1999             0.58         4.48      N/A
1998             0.58         4.80      N/A
1997             0.59         4.65      N/A
Class A
2001(1)          0.82%        2.67%     N/A
Class B
2001(1)          1.57%        2.02%     N/A

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
Institutional Class
2001*            1.05%        5.14%    68.31%
2001             1.14         5.39     68.51
2000             1.18         5.12     36.41
1999             1.13         4.89     21.36
1998             1.15         5.38     26.58
1997             1.08         4.90      4.73

---------
BOND FUND
---------
Institutional Class
2001*(2)         1.13%        4.86%    29.40%
2001             1.12         5.41     83.56
2000             1.08         5.51     18.39
1999             1.05         5.61     31.35
1998             1.05         5.58     19.03
1997             1.00         4.37     12.66

-----------
INCOME FUND
-----------
Institutional Class
2001*(2)         1.14%        5.16%   21.89%
2001(3)          1.37         5.34     3.51
Class A
2001*(1)         1.34%        5.13%   21.89%
Class B
2001*(1)         2.09%        4.38%   21.89%

                                                                     FIRST FOCUS
                                                                     -----------
                                                                         FUNDS


                               Net Realized
                                    and              Distributions                                                   Ratio of Net
          Net Asset             Unrealized -----------------------------  Net Asset                       Ratio of    Investment
            Value       Net        Gains      Net                          Value,          Net Assets, Net Expenses   Income to
          Beginning Investment (Losses) on Investment   Return   Capital   End of   Total     End of     to Average    Average
          of Period    Income  Investments   Income   of Capital  Gains    Period  Return+ Period (000s) Net Assets  Net Assets
----------------------------------------------------------------------------------------------------------------------------------
----------------------
NEBRASKA TAX-FREE FUND
----------------------
Institutional Class
2001*      $10.02     $0.20       $ 0.10   $(0.21)    $   --    $   --     $10.11   2.98%   $101,916        0.91%       3.91%
2001(2)     10.00      0.02         0.02    (0.02)        --        --      10.02   0.34     121,961        1.10        3.49
Class A
2001*(1)   $10.16     $0.11       $(0.05)  $(0.11)    $   --    $   --     $10.11   0.64%   $     33        1.11%       4.06%

----------------------
COLORADO TAX-FREE FUND
----------------------
Institutional Class
2001*      $10.06     $0.17       $ 0.14   $(0.18)    $   --    $   --     $10.19   3.09%   $ 15,297        0.90%       3.49%
2001(2)     10.00      0.02         0.06    (0.02)        --        --      10.06   0.76      11,855        0.90        3.67
Class A
2001*(1)   $10.23     $0.03       $(0.05)  $(0.02)    $   --    $   --     $10.19  (0.17)%  $      1        1.15%       3.10%

-------------
BALANCED FUND
-------------
Institutional Class
2001*      $ 9.75     $0.12       $(0.38)  $(0.12)    $   --    $   --     $ 9.37  (2.74)%  $  9,492        1.32%       2.42%
2001         9.29      0.27         0.46    (0.27)        --        --       9.75   8.10       6,414        1.73        2.88
2000        11.06      0.34        (0.98)   (0.35)        --     (0.78)      9.29  (6.18)     12,010        1.10        3.16
1999        12.24      0.38        (0.81)   (0.38)        --     (0.37)     11.06  (3.73)     23,883        1.01        3.20
1998        10.41      0.38         1.90    (0.38)        --     (0.07)     12.24  22.34      25,692        0.88        3.37
1997(3)     10.00      0.21         0.40    (0.20)        --        --      10.41   6.14      10,895        1.16        3.25

----------------
CORE EQUITY FUND
----------------
Institutional Class
2001*      $ 9.51     $0.05       $(0.43)  $(0.06)    $   --    $   --     $ 9.07  (4.07)%  $132,702        1.04%       1.13%
2001         9.00      0.12         0.57    (0.11)     (0.02)    (0.05)      9.51   7.82     144,092        1.11        1.10
2000        13.36      0.19        (1.21)   (0.19)        --     (3.15)      9.00  (9.29)     87,537        1.07        1.47
1999        16.19      0.26        (1.66)   (0.26)        --     (1.17)     13.36  (9.20)    231,586        1.03        1.74
1998        13.74      0.29         3.50    (0.29)        --     (1.05)     16.19  28.89     312,073        1.03        1.89
1997        13.07      0.30         1.63    (0.30)        --     (0.96)     13.74  14.99     259,200        1.04        2.17
Class A
2001*(1)   $ 9.51     $0.01       $(0.44)  $(0.01)    $   --    $   --     $ 9.07  (4.51)%  $      1        1.24%       1.47%
Class B
2001*(1)   $ 9.51     $0.01       $(0.44)  $(0.01)    $   --    $   --     $ 9.07  (4.56)%  $      1        1.99%       0.77%

                        Ratio of Net
              Ratio of   Investment
            Net Expenses Income to
             to Average   Average
            Net Assets  Net Assets  Portfolio
            (Excluding   (Excluding  Turnover
              Waivers)     Waivers)   Rate
--------------------------------------------
----------------------
NEBRASKA TAX-FREE FUND
----------------------
Institutional Class
2001*           1.19%        3.63%    30.44%
2001(2)         1.38         3.21        --
Class A
2001*(1)        1.39%        3.83%    30.44%

----------------------
COLORADO TAX-FREE FUND
----------------------
Institutional Class
2001*           1.26%        3.13%     0.39%
2001(2)         1.57         3.00        --
Class A
2001*(1)        1.51%        2.74%     0.39%

-------------
BALANCED FUND
-------------
Institutional Class
2001*           1.60%        2.14%    42.22%
2001            2.09         2.52     77.44
2000            1.42         2.84     31.43
1999            1.32         2.89     33.17
1998            1.43         2.82     10.46
1997(3)         3.04         1.37      5.92

----------------
CORE EQUITY FUND
----------------
Institutional Class
2001*           1.22%        0.95%     7.40%
2001            1.23         0.98     28.13
2000            1.18         1.36     23.29
1999            1.15         1.62     24.19
1998            1.14         1.78     15.87
1997            1.10         2.11     25.66
Class A
2001*(1)        1.42%        1.47%     7.40%
Class B
2001*(1)        2.17%        0.77%     7.40%

* For the six month period ended September 30, 2001. All ratios for the period have been annualized.
+  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on August 31, 2001. All ratios for the period have been annualized.
(2) Commenced operations on March 9, 2001. All ratios for the period have been annualized.
(3) Commenced operations on August 6, 1996. All ratios for the period have been annualized.
(4) See Note (i) in Notes to Financial Statements, "Implementation of New Accounting Standards"
Amounts designated as "--" are either $0 or have been rounded to $0.

See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Month Period Ended September 30, 2001 (Unaudited) and
Periods Ended March 31, 2001

                                Net Realized
                                     and       Distributions                                               Ratio of Net
           Net Asset             Unrealized ------------------  Net Asset                       Ratio of    Investment
             Value       Net        Gains      Net                Value,          Net Assets, Net Expenses  Income to
           Beginning Investment (Losses) on Investment Capital   End of   Total     End of     to Average    Average
           of Period    Income  Investments   Income    Gains    Period  Return+ Period (000s) Net Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------
-------------------------
GROWTH OPPORTUNITIES FUND
-------------------------
Institutional Class
2001*      $11.22      $0.05      $(0.94)   $(0.05)   $   --    $10.28   (7.94)%    $42,098        0.93%     0.80%
2001        11.44       0.07       (0.23)    (0.06)       --     11.22   (1.38)      45,590        0.96      0.89
2000         9.48       0.01        1.95        --        --     11.44   20.72       23,013        1.03      0.10
1999(1)     10.00       0.10       (0.53)    (0.09)       --      9.48   (4.28)      14,318        1.21      1.15
Class A
2001*(3)   $11.19      $0.01      $(0.92)   $   --**  $   --    $10.28   (8.10)%    $     3        1.18%     1.18%
Class B
2001*(3)   $11.19      $0.01      $(0.92)   $(0.01)   $   --    $10.27   (8.17)%    $    11        1.93%     3.18%

------------------
SMALL COMPANY FUND
------------------
Institutional Class
2001*      $12.26      $0.06      $ 0.03    $(0.06)   $   --    $12.29    0.73%     $13,129        1.19%     0.96%
2001        10.31       0.12        1.95     (0.12)       --     12.26   20.12       11,027        1.53      1.07
2000         9.85       0.10        0.65     (0.10)    (0.19)    10.31    7.55        8,624        1.46      0.89
1999        12.94       0.18       (2.73)    (0.18)    (0.36)     9.85  (20.18)      13,096        1.21      1.55
1998        10.52       0.19        2.88     (0.19)    (0.46)    12.94   29.60       17,019        1.11      1.62
1997(4)     10.00       0.15        0.58     (0.15)    (0.06)    10.52    7.30        7,173        1.34      2.15
Class A
2001*(3)   $13.42      $  --      $(1.13)   $(0.01)   $   --    $12.28   (8.44)%    $    36        1.39%    (0.03)%
Class B
2001*(3)   $13.42      $  --      $(1.13)   $   --    $   --    $12.29   (8.42)%    $     1        2.14%    (0.45)%



                         Ratio of Net
               Ratio of   Investment
             Net Expenses Income to
              to Average   Average
              Net Assets  Net Assets Portfolio
             (Excluding   (Excluding  Turnover
               Waivers)     Waivers)   Rate
----------------------------------------------
-------------------------
GROWTH OPPORTUNITIES FUND
-------------------------
Institutional Class
2001*         1.21%    0.52%   35.68%
2001          1.28     0.57    71.62
2000          1.41    (0.28)   73.90
1999(1)       1.63     0.73    71.80
Class A
2001*(3)      1.46%    0.87%   35.68%
Class B
2001*(3)      2.21%    2.87%   35.68%

------------------
SMALL COMPANY FUND
------------------
Institutional Class
2001*         1.62%    0.53%   21.42%
2001          2.03     0.57    45.58
2000          2.02     0.33    36.71
1999          1.71     1.05    26.20
1998          1.92     0.81    16.54
1997(4)       3.76    (0.27)    7.45
Class A
2001*(3)      1.82%   (0.40)%  21.42%
Class B
2001*(3)      2.57%   (0.80)%  21.42%

* For the six month period ended September 30, 2001. All ratios for the period have been annualized.
**  Value is less than $0.01 per share.
+   Returns are for the period indicated and have not been annualized.
(1) Commenced operations on April 1, 1998. All ratios for the period have been annualized.
(2) Commenced operations on August 31, 2001. All ratios for the period have been annualized.
(3) Commenced operations on June 10, 1996. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

See notes to financial statements.

                                                                    FIRST FOCUS
                                                                    -----------
                                                                       FUNDS
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
September 30, 2001 (Unaudited)


1. Organization

First Focus Funds, Inc. (formerly known as First Omaha Funds, Inc.) (the "Company") was organized in October, 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series is a diversified portfolio representing a distinct portfolio with its own investment objectives and policies. At September 30, 2001, the series presently authorized are the U.S. Government Money Market Fund, the Short/Intermediate Bond Fund, the Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, the Colorado Tax-Free Fund, the Balanced Fund, the Core Equity Fund, the Growth Opportunities Fund and the Small Company Fund (individually referred to as a "Fund" and collectively as the "Funds").

The Nebraska Tax-Free and Colorado Tax-Free Funds concentrate their investments in a single state and therefore have more credit risk related to the economic conditions of that state than a Fund with broader geographical diversification.

All Funds presently offer Institutional Class shares. Class A and B shares are offered by the U.S. Government Money Market Fund, Income Fund, Core Equity Fund, Growth Opportunities Fund and Small Company Fund. Class A shares are offered by the Nebraska Tax-Free Fund and Colorado Tax-Free Fund. Class A shares are sold with a front end sales charge. Class B shares are sold with a contingent deferred sales charge for seven years. Institutional Class shares are offered without a sales charge. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.


2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

(A) INVESTMENT VALUATION

Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest reported bid price.

Securities traded in the over-the-counter markets are valued at the latest bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the respective Fund's investment adviser, FNB Fund Advisers ("FNB") a division of First National Bank of Omaha ("First National") or FNC Fund Advisers ("FNC") a division of FNC Trust Group, n.a. ("FNC"; collectively, the "Advisers"), and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors.

Pursuant to Rule 2a-7 of the 1940 Act, investments of the U.S. Government Money

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2001 (Unaudited)

Market Fund are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Fund may not (i) purchase any instrument with a remaining maturity greater than 13 months unless such investment is subject to a demand feature, or (ii) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

(B) REPURCHASE AGREEMENTS

The Funds may acquire repurchase agreements from financial institutions such as banks and broker/dealers which the Advisers deem creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act

(C) ORGANIZATION COSTS

In April 1998, the AICPA issued the Statement of Position "SOP" No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized costs will continue to be amortized over a period of sixty months. Any future start-up organization costs will be expensed as incurred.

In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

(D) EXPENSES

Each Fund is charged for those expenses that are directly attributable to the Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective daily net assets.

(E) DISTRIBUTIONS TO SHAREHOLDERS

The U.S. Government Money Market Fund, the Short/Intermediate Bond Fund, the Bond Fund, the Income Fund, the Nebraska Tax-Free Fund and the Colorado Tax-Free Fund declare dividends of net investment income daily, and the remaining Funds declare dividends monthly. All of the Funds pay dividends from net investment income monthly. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

                                                                     FIRST FOCUS
                                                                     -----------
                                                                        FUNDS
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(F) FEDERAL INCOME TAXES


Each Fund intends to continue to comply with the requirements of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of the income to its shareholders which will be sufficient to relieve it from all or substantially all Federal income taxes.

The Funds had capital loss carryforwards at March 31, 2001 as follows:
                                                                      POST 10/31
                      EXPIRES EXPIRES EXPIRES EXPIRES EXPIRES EXPIRES DEFERRED
FUND                   2003    2004    2005    2007    2008    2009     LOSS
----                  ------- ------- ------- ------- ------- ------- ---------
Short/Intermediate
Bond Fund              61,572 109,194  56,001     --      --   100,539   2,035
Bond Fund                  --      --      --     --      -- 1,573,189 174,874
Income Fund                --      --      --     --      --    44,921      --
Balanced Fund              --      --      --     --      -- 1,976,125      --
Core Equity Fund           --      --      --     --      -- 1,878,903      --
Growth Opportunities
  Fund                     --      --      -- 56,646 464,607        --      --
Small Company
  Fund                     --      --      --     --  43,494   204,248  29,551

It is management's intention to make no distribution of any future realized capital gains until the Federal income tax loss carryforwards are exhausted.

(G) SECURITIES PURCHASES ON A WHEN-ISSUED BASIS

Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of the securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested. At September 30, 2001, the Nebraska Tax-Free Fund had outstanding when issued commitments of $990,080.

(H) USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

(I) IMPLEMENTATION OF NEW ACCOUNTING STANDARDS:

The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on April 1, 2001. Prior to April 1, 2001, the Bond Fund and the Income Fund did not amortize premiums or discounts of fixed income securities. In accordance with the implementation of the new accounting standards, the Bond Fund and the Income Fund were required to record a cumulative effect adjustment of ($43,335) and ($221,683) respectively, to reflect the amortization of premiums and discounts that were not previously recorded. The cumulative adjustments were a reclassification between net investment income and net unrealized appreciation (depreciation) of securities and therefore did not impact total net assets or the net asset value per share of the Bond Fund

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2001 (Unaudited)

and the Income Fund. The implementation of the new accounting standards did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

The effect of this change on the financial highlights for the Bond Fund and the Income Fund, as presented on page 36, for the six months ended September 30, 2001 was to decrease net investment income per share by $(0.01) and increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.24% to 5.04% for the Bond Fund, and to decrease net investment income per share by $(0.00), $(0.00) and $(0.00) and increase net realized and unrealized gains and losses per share by $(0.00), $(0.00) and $(0.00) and decrease the ratio of net investment income to average net assets from 6.08% to 5.44%, 5.92% to 5.41% and 5.30% to 4.66%, for the Income Fund Institutional Class, Class A and Class B shares, respectively. Per share ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(J) OTHER

Investment transactions are accounted for on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Original issue discount is amortized over the expected life of each applicable security.

3. Investment Advisory and Other Agreements

The Funds have agreements with the respective Advisers to furnish investment advisory services to the Funds. Under the terms of these agreements, the Funds will pay a monthly fee at the annual rate of the following percentages on average daily net assets: to FNB, 0.25% for the U.S. Government Money Market Fund, 0.50% for the Short/Intermediate Bond Fund, 0.60% for the Bond Fund, 0.60% for the Income Fund, 0.70% for the Nebraska Tax-Free Fund, 0.75% for the Balanced Fund, 0.75% for the Core Equity Fund, and 0.85% for the Small Company Fund; and to FNC, 0.70% for the Colorado Tax-Free Fund and 0.75% for the Growth Opportunities Fund.

FNB also serves as custodian and transfer agent for each of the Funds. The custodian receives compensation from each of the Funds for such services in an amount equal to a fee, computed daily and payable monthly, at an annual rate of 0.03% of each Fund's average daily net assets. The transfer agent also receives compensation from each of the Funds for such services. For the period ended September 30, 2001, the custodian waived all of its fees in all of the Funds, with the exception of the U.S. Government Money Market Fund.

SEI Investments Mutual Funds Services (the "Administrator") acts as Administrator for each of the Funds. As compensation for its administrative and accounting services, the Administrator is entitled to a fee, computed daily and payable monthly, at an annual rate of 0.20% of each Fund's average daily net assets, subject to an aggregate minimum fee of $968,500 for all Funds.

                                                                     FIRST FOCUS
                                                                     -----------
                                                                        FUNDS

--------------------------------------------------------------------------------

The Advisers and the Administrator may periodically volunteer to reduce all or a portion of their fees with respect to one or more Funds. These waivers may be terminated at any time. The Advisers and the Administrator may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fees will cause the yield of that Fund to be higher than it would be in the absence of such reduction.

SEI Investments Distribution Co. (the "Distributor") acts as Distributor for each of the Funds pursuant to a Distribution Agreement with the Company.

4. Distribution and Service Plans

The Company's Board of Directors has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class A shares of each Fund ("Class A Plan"). The Class A Plan permits payment of Distribution fees of 0.25% of the average daily net assets of that Class. The Company's Board of Directors has also adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares of each Fund ("Class B Plan"). The Class B Plan permits Distribution fees of 0.75% and Service fees of 0.25% of the average daily net assets of that Class. Such amounts may be used to pay banks, broker/dealers and other institutions, which may include the Advisers, their correspondents and affiliated banks and the Distributor for distribution and shareholder services.

5. Administrative Services Plan

The Company has adopted an Administrative Services Plan for the Institutional Class pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, which may include the Advisers, their correspondent and affiliated banks and the Administrator (each a "Service Organization"). Such Service Organizations agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of shares of that Fund. In consideration for such services, a Service Organization receives a fee from a Fund, computed daily and paid monthly at an annual rate of up to 0.25% of the average daily net asset value of shares of that Fund owned beneficially or of record by such Service Organization's customers for whom the Service Organization provides such services. Effective November 1, 1996, the Company entered into an agreement under the Plan with First National at an annual rate of 0.10% of the average daily net assets serviced for each of the Short/ Intermediate Bond Fund, the Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, the Balanced Fund, the Core Equity Fund and the Small Company Fund.

6. Capital Stock

The Company is authorized to issue a total of 1,000,000,000 shares of common stock in series with a par value of $0.00001 per share. The Board of Directors is empowered to issue other series of the Company's shares without shareholder approval.

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2001 (Unaudited)

                                                   U.S. GOVERNMENT          SHORT/INTERMEDIATE
                                                  MONEY MARKET FUND              BOND FUND                  BOND FUND
                                              ------------------------   ------------------------   ------------------------
                                              PERIOD ENDED  YEAR ENDED   PERIOD ENDED  YEAR ENDED   PERIOD ENDED  YEAR ENDED
                                                SEPT. 30,    MAR. 31,      SEPT. 30,    MAR. 31,     SEPT. 30,     MAR. 31,
                                                  2001         2001          2001         2001          2001         2001
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
  Shares sold                                413,984,468   975,567,916       595,481    1,309,276     333,471      905,870
------------------------------------------
  Shares issued in connection with the
    acquisition of Common Trust
    Fund assets                                       --            --            --    2,120,161          --           --
------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                  61,982       299,372        59,688       98,401     112,025      253,539
------------------------------------------
  Shares redeemed                           (419,464,741) (981,198,637)     (436,803)  (1,047,697)   (519,656)  (1,908,602)
------------------------------------------  ------------  ------------      --------   ----------    --------   ----------
  Net increase (decrease)                     (5,418,291)   (5,331,349)      218,366    2,480,141     (74,160)    (749,193)
------------------------------------------  ------------  ------------      --------   ----------    --------   ----------
  CLASS A SHARES
  Shares sold                                      1,100            --            --           --          --           --
------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                       2            --            --           --          --           --
------------------------------------------
  Shares redeemed                                     --            --            --           --          --           --
------------------------------------------  ------------  ------------      --------   ----------    --------   ----------
  Net increase                                     1,102            --            --           --          --           --
------------------------------------------  ------------  ------------      --------   ----------    --------   ----------
  CLASS B SHARES
  Shares sold                                      1,100            --            --           --          --           --
------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                       2            --            --           --          --           --
------------------------------------------
  Shares redeemed                                     --            --            --           --          --           --
------------------------------------------  ------------  ------------      --------   ----------    --------   ----------
  Net increase                                     1,102            --            --           --          --           --
------------------------------------------  ------------  ------------      --------   ----------    --------   ----------
Net increase (decrease) from share
    transactions                              (5,416,087)   (5,331,349)      218,366    2,480,141     (74,160)    (749,193)
==========================================  ============  ============      ========   ==========    ========   ==========

                                                                                     NEBRASKA
                                                     INCOME FUND                   TAX-FREE FUND
                                            ----------------------------   ----------------------------
                                            PERIOD ENDED    PERIOD ENDED   PERIOD ENDED    PERIOD ENDED
                                             SEPT. 30,         MAR. 31      SEPT. 30,        MAR. 31,
                                                2001           2001(1)         2001           2001(1)
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
  Shares sold                                    772,545          33,252        167,304           1,060
------------------------------------------
  Shares issued in connection with the
    acquisition of Common Trust
    Fund assets                                       --       7,285,867             --      12,270,008
------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                     776           1,412          2,776           1,121
------------------------------------------
  Shares redeemed                               (910,218)       (232,711)    (2,261,974)       (102,887)
------------------------------------------      --------       ---------     ----------      ----------
  Net increase (decrease)                       (136,897)      7,087,820     (2,091,894)     12,169,302
------------------------------------------      --------       ---------     ----------      ----------
  CLASS A SHARES
  Shares sold                                        109              --          3,266              --
------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                      --              --             12              --
------------------------------------------
  Shares redeemed                                     --              --             --              --
------------------------------------------      --------       ---------     ----------      ----------
  Net increase                                       109              --          3,278              --
------------------------------------------      --------       ---------     ----------      ----------
  CLASS B SHARES
  Shares sold                                        109              --             --              --
------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                      --              --             --              --
------------------------------------------
  Shares redeemed                                     --              --             --              --
------------------------------------------      --------       ---------     ----------      ----------
  Net increase                                       109              --             --              --
------------------------------------------      --------       ---------     ----------      ----------
Net increase (decrease) from share
    transactions                                (136,679)      7,087,820     (2,088,616)     12,169,302
==========================================      ========      ==========    ===========     ===========

                                                        COLORADO
                                                      TAX-FREE FUND                   BALANCED FUND
                                              ----------------------------     ---------------------------
                                              PERIOD ENDED    PERIOD ENDED     PERIOD ENDED     YEAR ENDED
                                               SEPT. 30,        MAR. 31,        SEPT. 30,       MAR. 31,
                                                  2001           2001(1)           2001           2001
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
  Shares sold                                      413,494         104,257        434,732        207,105
------------------------------------------
  Shares issued in connection with the
    acquisition of Common Trust
    Fund assets                                         --       1,097,783             --             --
------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                        22              --          9,933         22,833
------------------------------------------
  Shares redeemed                                  (90,764)        (23,035)       (89,586)      (864,757)
------------------------------------------         -------       ---------        -------       --------
  Net increase (decrease)                          322,752       1,179,005        355,079       (634,819)
------------------------------------------         -------       ---------        -------       --------
  CLASS A SHARES
  Shares sold                                          108              --             --             --
------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                        --              --             --             --
------------------------------------------
  Shares redeemed                                       --              --             --             --
------------------------------------------         -------       ---------        -------       --------
  Net increase                                         108              --             --             --
------------------------------------------         -------       ---------        -------       --------
  CLASS B SHARES
  Shares sold                                           --              --             --             --
------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                        --              --             --             --
------------------------------------------
  Shares redeemed                                       --              --             --             --
------------------------------------------         -------       ---------        -------       --------
  Net increase                                          --              --             --             --
------------------------------------------         -------       ---------        -------       --------
Net increase (decrease) from share
    transactions                                   322,860       1,179,005        355,079        634,819
==========================================        ========      ==========    ===========     ===========

(1) Commenced operations on March 9, 2001.


44 & 45

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2001 (Unaudited)

                                                        CORE                      GROWTH                      SMALL
                                                     EQUITY FUND            OPPORTUNITIES FUND            COMPANY FUND
                                              ------------------------   ------------------------   ------------------------
                                              PERIOD ENDED  YEAR ENDED   PERIOD ENDED  YEAR ENDED   PERIOD ENDED  YEAR ENDED
                                                SEPT. 30,    MAR. 31,      SEPT. 30,    MAR. 31,     SEPT. 30,     MAR. 31,
                                                  2001         2001          2001         2001          2001         2001
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
  Shares sold                                    450,596      789,300       480,825    1,830,165     264,058      468,269
-------------------------------------------
  Shares issued in connection with the
    acquisition of Common Trust
    Fund assets                                       --    9,999,753            --    1,759,090          --           --
-------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                  31,152      129,027         8,771        9,942       3,430        6,934
-------------------------------------------
  Shares redeemed                             (1,007,161)  (5,493,341)     (458,165)  (1,549,254)    (98,449)    (412,330)
-------------------------------------------   ----------    ---------      --------   ----------     -------     --------
  Net increase (decrease)                       (525,413)   5,424,739        31,431    2,049,943     169,039       62,873
-------------------------------------------   ----------    ---------      --------   ----------     -------     --------
  CLASS A SHARES
  Shares sold                                        116           --           289           --       2,969           --
-------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                      --           --            --           --           1           --
-------------------------------------------
  Shares redeemed                                     --           --            --           --          --           --
-------------------------------------------   ----------    ---------      --------   ----------     -------     --------
  Net increase                                       116           --           289           --       2,970           --
-------------------------------------------   ----------    ---------      --------   ----------     -------     --------
  CLASS B SHARES
  Shares sold                                        116           --         1,109           --          82           --
-------------------------------------------
  Shares issued to holders in reinvestment
  of dividends                                        --           --            --           --          --           --
-------------------------------------------
  Shares redeemed                                     --           --            --           --          --           --
-------------------------------------------   ----------    ---------      --------   ----------     -------     --------
  Net increase                                       116           --         1,109           --          82           --
-------------------------------------------   ----------    ---------      --------   ----------     -------     --------
Net increase (decrease) from share
   transactions                                 (525,181)   5,424,739        32,829    2,049,943     172,091       62,873
===========================================   ==========    =========      ========   ==========     =======     ========
----------------------------------------------------------------------------------------------------------------------------

                                                                     FIRST FOCUS
                                                                     -----------
                                                                         FUNDS

--------------------------------------------------------------------------------

7. Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six month period ended September 30, 2001 were as follows:

                       U.S
                    GOVERNMENT   SHORT/
                      MONEY   INTERMEDIATE                        NEBRASKA   COLORADO               CORE       GROWTH      SMALL
                      MARKET      BOND      BOND       INCOME     TAX-FREE   TAX-FREE  BALANCED    EQUITY   OPPORTUNITIES COMPANY
                       FUND       FUND      FUND        FUND        FUND       FUND      FUND       FUND        FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
Purchases
 U.S. Government  $1,033,680 $23,238,736 $6,729,414 $4,895,403 $        -- $       -- $1,257,801 $        -- $        -- $       --
 Other                    --  12,278,637  5,535,505  9,936,250  31,345,056  3,424,387  1,279,443   9,998,216  18,467,259  4,559,886
-----------------
Sales
 U.S. Government  $       -- $21,127,167 $4,391,415 $6,966,435 $        -- $       -- $  592,773 $        -- $        -- $       --
 Other                    --  10,378,448  8,242,977  8,240,159  39,486,031     50,000  1,245,115  16,156,932  15,511,624  2,393,252
------------------------------------------------------------------------------------------------------------------------------------


As of September 30, 2001, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The gross unrealized appreciation and depreciation on investments were as follows:

                           SHORT/
                        INTERMEDIATE                        NEBRASKA   COLORADO                 CORE       GROWTH     SMALL
                            BOND        BOND      INCOME    TAX-FREE   TAX-FREE   BALANCED     EQUITY   OPPORTUNITIES COMPANY
                            FUND        FUND       FUND       FUND       FUND       FUND        FUND        FUND       FUND
--------------------------------------------------------------------------------------------------------------------------------
Appreciation            $1,468,783  $1,620,198  $1,940,191 $3,041,109   $595,766  $562,628  $28,786,225  $7,106,882  $1,468,433
-------------------
(Depreciation)             (44,426)    (96,948)   (319,469)   (68,621)        --  (540,580)  (8,605,556) (5,358,897) (1,696,191)
-------------------     ----------  ----------  ---------- ----------   --------  --------  -----------  ----------  ----------
Net Appreciation
 (Depreciation)
 on Investments         $1,424,357  $1,523,250  $1,620,722 $2,972,488   $595,766  $ 22,048  $20,180,669  $1,747,985  $ (227,758)
                        ==========  ==========  ========== ==========   ========  ========  ===========  ==========  ==========
--------------------------------------------------------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
September 30, 2001 (Unaudited)


8. Common Trust Fund Conversions


On March 9, 2001, certain Common Trust Funds of First National Bank of Omaha were converted into the First Omaha Funds pursuant to a plan of reorganization. The Funds involved in the conversion were as follows:

COMMON TRUST FUND                    FIRST OMAHA FUND
-----------------                    ----------------
Common Fund I                        Short/Intermediate Bond Fund
Common Fund M                        Nebraska Tax-Free Fund
Colorado Common Fund                 Colorado Tax-Free Fund
Common Fund A                        Income Fund
Common Fund B                        Core Equity Fund
Colorado Growth Common Fund          Growth Opportunities Fund

The assets, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. The number of shares issued by each Fund and the net assets (including unrealized appreciation (depreciation) of each Common Trust Fund immediately before the conversion were as follows:

                                                                                      COMMON TRUST
                                                                UNREALIZED             FUND SHARES            FIRST OMAHA
                                                               APPRECIATION             PRIOR TO                SHARES
COMMON TRUST FUND                   NET ASSET VALUE           (DEPRECIATION)           CONVERSION               ISSUED
-----------------                   ---------------           --------------          -------------           -----------
Common Fund I                          $ 21,163,442             $ (222,773)             1,948,906               2,120,161
Common Fund M                           122,700,083              2,701,356             10,536,305              12,270,008
Colorado Common Fund                     10,977,827                322,812              1,090,996               1,097,783
Common Fund A                            72,858,668               (292,318)             9,046,850               7,285,867
Common Fund B                            99,277,550             27,833,165                278,870               9,999,753
Colorado Growth Common Fund              20,627,084              3,972,386                809,884               1,759,090

INVESTMENT ADVISER
     First National Bank of Omaha
     Attention: Trust Division
     1620 Dodge
     Omaha, Nebraska 68102

FNC TRUST GROUP, N.A.
     P.O. Box 555
     Fort Collins, Colorado 80522

CUSTODIAN
     First National Bank of Omaha
     Attention: Trust Division
     1620 Dodge
     Omaha, Nebraska 68102

ADMINISTRATOR
     SEI Investments Mutual Funds Services
     One Freedom Valley Drive
     Oaks, Pennsylvania 19456

DISTRIBUTOR
     SEI Investments Distribution Co.
     One Freedom Valley Drive
     Oaks, Pennsylvania 19456

LEGAL COUNSEL
     Cline, Williams, Wright, Johnson & Oldfather
     1900 US Bank Building
     233 South 13th Street
     Lincoln, NE 68508-2095

AUDITORS
     KPMG LLP
     Two Central Park Plaza, Suite 1501
     Omaha, Nebraska 68102

This report has been prepared for the general information of First Focus Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective First Focus Funds prospectus. The prospectus contains more complete information about First Focus Funds' investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

FOR MORE INFORMATION
     call 1-800-662-4203
     or write to:
     First Focus Funds
     P.O. Box 219022
     Kansas City, Missouri 64121-9022



                                  FIRST FOCUS
                                  -----------
                                     FUNDS

                           VALUE. STABILITY. SERVICE.



                                                                   FFF-SA-002-01